UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07917

Wilshire Variable Insurance Trust
(Exact name of registrant as specified in charter)

Wilshire Associates Incorporated
1299 Ocean Avenue, Suite 700
Santa Monica, CA 90401-1085
 (Address of principal executive offices) (Zip code)

Jason Schwarz, President
1299 Ocean Avenue, Suite 700
Santa Monica, CA 90401-1085
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 310-260-6639

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Item 1.	Schedule of Investments

Wilshire Variable Insurance Trust
Equity Fund	September 30, 2012
Schedule of Investments	(Unaudited)

Shares		Value

INVESTMENT IN UNDERLYING FUNDS — 50.9%
11,344,062	Wilshire Large Cap Core Plus Fund*	$99,373,986

Total Investment in Underlying Funds
(Cost $80,969,270)		99,373,986

COMMON STOCK — 48.8%
Consumer Discretionary — 7.1%
3,225	Amazon.com, Inc. †	820,182
42,253	Apollo Group, Inc., Class A †(a)	1,227,449
5,750	Bed Bath & Beyond, Inc. †	362,250
15,572	Burberry Group PLC ADR(a)	505,467
38,159	CBS Corp., Class B	1,386,316
8,900	Delphi Automotive PLC †	275,900
8,664	Dick's Sporting Goods, Inc.(a)	449,228
28,898	Dollar General Corp. †	1,489,403
27,200	Foot Locker, Inc.	965,600
9,475	GNC Holdings, Inc., Class A(a)	369,241
5,400	Home Depot, Inc. (The)	325,998
53,192	Johnson Controls, Inc.	1,457,461
13,350	Macy's, Inc.	502,227
12,850	News Corp., Class A	315,211
4,025	PVH Corp.	377,223
4,228	Tiffany & Co.(a)	261,629
10,167	VF Corp.	1,620,213
13,132	Walt Disney Co. (The)	686,541
8,800	Wyndham Worldwide Corp.	461,824
		13,859,363
Consumer Staples — 3.9%
10,500	Anheuser-Busch InBev NV ADR(a)	902,055
13,754	British American Tobacco PLC ADR	1,411,710
12,498	Coca-Cola Co. (The)	474,049
22,800	CVS Caremark Corp.	1,103,976
12,697	Diageo PLC ADR(a)	1,431,333
5,000	Herbalife, Ltd.(a)	237,000
2,825	JM Smucker Co. (The)	243,882
22,850	Mondelez International, Inc., Class A	944,848
9,720	Monster Beverage Corp. †	526,435
6,700	Walgreen Co.	244,148
		7,519,436
Energy — 6.0%
18,739	Anadarko Petroleum Corp.	1,310,231
6,100	Apache Corp.(a)	527,467
3,700	Cameron International Corp. †	207,459
14,675	Chevron Corp.	1,710,518
58,526	Cobalt International Energy, Inc. †	1,303,374
9,700	ConocoPhillips	554,646
4,400	Devon Energy Corp.	266,200
7,000	Energen Corp.	366,870
22,414	Hess Corp.	1,204,080
13,800	HollyFrontier Corp.	569,526
5,875	Marathon Petroleum Corp.	320,716
21,400	Nabors Industries, Ltd. †	300,242
7,650	National Oilwell Varco, Inc.	612,842
6,550	Plains Exploration & Production Co. †	245,429
14,171	Schlumberger, Ltd.	1,024,988
14,300	Suncor Energy, Inc.	469,755
4,800	Transocean, Ltd.	215,472
45,803	Weatherford International, Ltd. †	580,782
		11,790,597
Financials — 7.6%
8,800	Aflac, Inc.	421,344

Shares		Value
Financials — (continued)
11,000	Allstate Corp. (The)	$435,710
27,700	American International Group, Inc. †	908,283
78,000	Bank of America Corp.	688,740
9,850	BB&T Corp.	326,626
9,394	Camden Property Trust	605,819
30,269	Capital One Financial Corp.	1,725,636
22,000	Citigroup, Inc.	719,840
11,400	Comerica, Inc.(a)	353,970
44,500	Discover Financial Services	1,767,985
52,000	Fifth Third Bancorp	806,520
34,000	JPMorgan Chase & Co.	1,376,320
25,500	KeyCorp	222,870
21,600	Lincoln National Corp.	522,504
28,900	MetLife, Inc.	995,894
22,100	PNC Financial Services Group, Inc.	1,394,510
38,000	Regions Financial Corp.	273,980
15,500	SLM Corp.	243,660
8,327	Visa, Inc., Class A	1,118,149
		14,908,360
Health Care — 6.4%
9,950	Aetna, Inc.	394,020
6,600	Amgen, Inc.(a)	556,512
16,200	Bristol-Myers Squibb Co.(a)	546,750
15,971	Celgene Corp. †	1,220,184
9,200	Eli Lilly & Co.	436,172
3,800	Express Scripts Holding Co. †	238,146
15,270	Gilead Sciences, Inc. †	1,012,859
38,714	Hologic, Inc. †	783,571
10,358	Illumina, Inc. †(a)	499,256
21,100	Merck & Co., Inc.	951,610
7,698	NuVasive, Inc. †	176,361
66,000	Pfizer, Inc.	1,640,100
33,892	Teva Pharmaceutical Industries, Ltd. ADR	1,403,468
17,200	UnitedHealth Group, Inc.	953,052
30,295	WellPoint, Inc.(a)	1,757,413
		12,569,474
Industrials — 4.3%
49,097	CSX Corp.(a)	1,018,763
18,700	Delta Air Lines, Inc. †(a)	171,292
17,250	Eaton Corp.(a)	815,235
22,054	Fluor Corp.	1,241,199
79,500	General Electric Co.	1,805,445
16,225	Hertz Global Holdings, Inc. †(a)	222,769
16,830	Joy Global, Inc.	943,490
5,700	KBR, Inc.	169,974
16,693	Rockwell Automation, Inc.	1,160,998
17,758	Textron, Inc.(a)	464,727
12,700	United Rentals, Inc. †(a)	415,417
		8,429,309
Information Technology — 8.8%
39,824	Acme Packet, Inc. †(a)	680,990
8,450	Adobe Systems, Inc. †	274,287
4,921	Apple, Inc.	3,283,587
14,830	Baidu, Inc. ADR †	1,732,440
20,200	Broadcom Corp., Class A	698,516
54,800	Cisco Systems, Inc.	1,046,132
12,175	Citrix Systems, Inc. †	932,240
16,380	eBay, Inc. †	792,956
19,600	EMC Corp. †	534,492
2,178	Google, Inc., Class A †	1,643,301
7,500	Microsoft Corp.	223,350
16,380	NetApp, Inc. †	538,574

Wilshire Variable Insurance Trust
Equity Fund	September 30, 2012
Schedule of Investments	(Unaudited)

Shares		Value
Information Technology — (continued)
16,895	OpenTable, Inc. †(a)	$702,832
37,061	QUALCOMM, Inc.	2,315,942
19,100	Skyworks Solutions, Inc. †	450,092
69,563	Western Union Co. (The)(a)	1,267,438
		17,117,169
Materials — 2.8%
2,825	Agrium, Inc.	292,274
4,050	Ashland, Inc.	289,980
1,365	CF Industries Holdings, Inc.	303,358
42,085	Freeport-McMoRan Copper & Gold, Inc.	1,665,725
12,600	LyondellBasell Industries NV, Class A(a)	650,916
19,215	Mosaic Co. (The)	1,106,976
3,875	PPG Industries, Inc.	445,005
4,556	Sherwin-Williams Co. (The)	678,434
		5,432,668
Telecommunication Services — 1.0%
34,700	AT&T, Inc.	1,308,190
11,950	Verizon Communications, Inc.	544,562
		1,852,752
Utilities — 0.9%
16,100	NiSource, Inc.	410,228
38,500	PPL Corp.	1,118,425
6,500	Southern Co. (The)(a)	299,585
		1,828,238
Total Common Stock
(Cost $85,170,510)		95,307,366

SHORT-TERM INVESTMENTS (c)— 7.8%
14,337,447	Northern Institutional Liquid Asset Portfolio, 0.010%(b)	14,337,447
861,373	Northern Trust Institutional Government Select Portfolio, 0.010%	861,373

Total Short-Term Investments
(Cost $15,198,820)		15,198,820

Total Investments — 107.5%
(Cost $181,338,600)‡		209,880,172
Other Assets & Liabilities, Net — (7.5)%		(14,643,984)
NET ASSETS — 100.0%		$195,236,188

ADR — American Depositary Receipt
PLC— Public Limited Company

*	Affiliated Fund
†	Non-income producing security.
‡	At September 30, 2012, the tax basis cost of the Fund's investments was $181,338,600, and the unrealized appreciation and depreciation were $31,224,682 and $(2,683,110), respectively.
(a)	This security or a partial position of this security is on loan at September 30, 2012. The total market value of securities on loan at September 30, 2012 was $13,939,858.15.
(b)	This security was purchased with cash collateral held from securities on loan. The total value of such security at September 30, 2012 was $14,337,447.
(c)	Rate shown is the 7-day effective yield as of September 30, 2012.

As of September 30, 2012, all of the Fund’s investments in securities were considered Level 1.  For the period ended September 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

Wilshire Variable Insurance Trust
Balanced Fund	September 30, 2012
Schedule of Investments	(Unaudited)

Shares		Value

INVESTMENTS IN UNDERLYING FUNDS - 99.8%
9,189,376	Wilshire Large Cap Core Plus Fund*	$79,947,570
3,878,623	Wilshire Variable Insurance Trust Income Fund*	48,366,424
1,961,952	Wilshire Variable Insurance Trust International Equity Fund*	23,484,567

Total Investments in Underlying Funds- 99.8%
(Cost $135,469,122) †		151,798,561

Other Assets & Liabilities, Net - 0.2%		280,147
NET ASSETS - 100.0%		$152,078,708

†	At September 30, 2012, the tax basis cost of the Fund's investments was $135,469,122, and the unrealized appreciation and depreciation were $17,596,030 and $(1,266,591), respectively.
*	Affiliated Fund

As of September 30, 2012, all of the Fund’s investments in securities were considered Level 1.  For the period ended September 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

Wilshire Variable Insurance Trust
Income Fund	September 30, 2012
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 44.4%
Agency Mortgage-Backed Obligation — 37.7%
FHLMC
1.250%	10/02/19	$220,000	$219,650
2.978%(a)	05/01/37	372,252	401,880
5.000%	09/01/33	55,866	61,131
5.000%	09/01/33	107,885	118,052
5.000%	09/01/33	212,280	232,286
5.000%	10/01/33	212,017	231,998
5.000%	08/01/33	216,818	237,251
5.480%(a)	01/01/38	182,308	195,576
6.000%	10/01/42	800,000	911,389
FHLMC Multifamily Structured Pass Through Certificates, IO (a)
1.219%	01/25/20	1,345,765	81,452
1.403%	04/25/20	810,025	55,306
1.606%	12/25/21	189,205	18,906
1.676%	08/25/20	451,485	38,148
1.725%	02/25/18	1,939,182	136,887
1.740%	10/25/21	174,175	19,086
1.834%	06/25/20	696,191	66,508
1.844%	07/25/21	397,684	45,070
2.164%	08/25/18	55	5
FHLMC TBA
3.000%	10/15/42	800,000	843,375
FNMA
3.000%	06/25/27	695,545	92,422
3.500%	07/01/42	299,033	324,044
3.500%	06/01/42	99,518	107,842
3.500%	10/01/42	300,000	324,680
3.500%	07/01/42	199,071	215,721
4.000%	12/01/41	1,614,284	1,741,949
4.000%	11/01/41	326,219	352,018
4.500%	11/01/31	93,883	102,733
4.500%	12/01/31	94,983	103,937
4.500%	04/01/41	248,697	274,552
4.500%	09/01/41	83,992	92,724
4.500%	05/01/31	236,589	257,710
4.500%	04/01/31	79,338	86,421
4.500%	06/01/31	78,479	85,878
5.500%	04/25/42	100,000	112,868
5.500%	07/25/41	214,200	260,374
5.500%	09/01/35	888,249	979,622
5.500%	04/01/36	387,338	419,678
5.500%	08/01/38	144,613	161,433
5.500%	11/01/36	205,217	225,301
5.918%(a)	01/01/37	140,293	151,874
6.000%	02/01/34	10,082	11,411
6.000%	04/01/33	55,625	62,956
6.000%	11/01/35	153,882	174,165
6.000%	08/01/37	327,937	371,019
6.000%	12/01/39	532,557	589,438
7.000%	02/01/39	241,274	276,744
7.000%	04/01/37	84,038	100,110
7.000%	05/01/32	27,741	32,638
9.750%	08/25/19	55,530	63,664
9.750%	11/25/18	199,112	231,283
FNMA TBA
2.500%	10/15/27	1,200,000	1,261,125
2.500%	11/25/27	100,000	104,875
3.000%	10/15/27	3,100,000	3,286,000
3.500%	10/01/40	1,600,000	1,702,500

	Maturity Date	Par	Value

Agency Mortgage-Backed Obligation — (continued)
3.500%	10/15/42	$100,000	$107,250
4.500%	10/14/34	2,000,000	2,164,688
5.500%	10/01/34	100,000	109,625
6.000%	10/01/36	400,000	441,625
6.500%	10/01/36	800,000	899,250
GNMA
0.644%(a)	12/20/60	188,392	187,341
0.724%(a)	03/20/61	191,360	191,260
0.744%(a)	03/20/61	95,422	95,471
4.500%	03/20/41	154,219	170,723
4.500%	03/15/40	38,694	42,779
5.000%	11/20/40	197,971	220,617
5.000%	04/15/40	157,268	174,422
5.000%	05/15/40	318,310	353,029
5.000%	08/20/40	1,550,385	1,727,734
5.000%	09/20/40	136,526	152,143
5.500%	05/15/36	75,230	83,988
6.000%	03/15/37	62,461	70,648
6.000%	05/15/33	59,523	68,069
6.000%	07/20/38	86,346	97,613
6.000%	03/15/35	543,915	619,456
6.500%	10/20/37	386,155	445,121
GNMA TBA
3.500%	10/15/41	1,900,000	2,081,984
4.000%	10/01/39	400,000	441,000
4.500%	10/15/39	500,000	551,641
			30,153,142

Non-Agency Mortgage-Backed Obligation — 6.7%
American Home Mortgage Assets
0.426%(a)	05/25/46	156,547	20,041
Banc of America Commercial Mortgage, Inc.
5.620%	02/10/51	10,000	10,608
5.893%(a)	06/10/49	60,000	61,048
5.916%(a)	05/10/45	290,000	334,882
Banc of America Funding Corp.
3.116%(a)	09/20/35	1,140,223	774,703
Banc of America Merrill Lynch Commercial Mortgage, Inc.
4.727%	07/10/43	16,000	16,982
5.421%(a)	09/10/45	31,000	34,194
Banc of America Mortgage Securities, Inc.
2.872%(a)	02/25/34	12,002	11,259
Bear Stearns Adjustable Rate Mortgage Trust
2.936%(a)	02/25/34	39,150	37,173
3.004%(a)	11/25/34	45,171	41,984
Citigroup Mortgage Loan Trust, Inc.
3.016%(a)	02/25/34	50,824	40,872
Countrywide Alternative Loan Trust
0.429%(a)	03/20/46	65,136	39,135
3.074%(a)	09/25/34	91,471	75,284
DBUBS Mortgage Trust
3.642%	08/10/44	100,000	109,472

Wilshire Variable Insurance Trust
Income Fund	September 30, 2012
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value

Non-Agency Mortgage-Backed Obligation — (continued)
First Horizon Asset Securities, Inc.
2.625%(a)	02/25/35	$234,176	$230,117
GE Capital Commercial Mortgage Corp.
5.543%	12/10/49	80,000	90,879
Greenpoint Mortgage Funding Trust
0.427%(a)	04/25/36	481,279	291,392
Greenwich Capital Commercial Funding Corp.
6.065%(a)	07/10/38	25,000	27,439
Homebanc Mortgage Trust
0.517%(a)	05/25/37	85,393	69,594
Impac CMB Trust
0.757%(a)	05/25/35	92,286	75,652
Indymac Index Mortgage Loan Trust
0.337%(a)	07/25/36	235,222	147,278
0.417%(a)	06/25/47	237,233	148,355
0.477%(a)	06/25/35	404,348	303,766
2.680%(a)	03/25/35	89,767	75,615
JP Morgan Chase Commercial Mortgage Securities Corp.
5.336%	05/15/47	50,000	57,086
5.440%	05/15/45	25,000	27,772
Master Adjustable Rate Mortgages Trust
0.948%(a)	12/25/46	239,159	118,453
2.733%(a)	02/25/35	219,085	191,554
3.346%(a)	12/25/34	15,288	14,147
Merrill Lynch
5.485%(a)	03/12/51	30,000	34,092
Morgan Stanley Capital I
5.692%(a)	04/15/49	130,000	148,798
5.891%(a)	10/15/42	90,000	102,705
Morgan Stanley Mortgage Loan Trust
0.367%(a)	03/25/36	116,793	49,828
0.537%(a)	01/25/35	316,769	270,413
2.999%(a)	07/25/34	53,949	53,081
3.009%(a)	08/25/34	87,753	81,200
Prime Mortgage Trust
8.000%	07/25/34	133,188	119,584
Residential Asset Securitization Trust
4.750%	02/25/19	190,579	196,499
Structured Adjustable Rate Mortgage Loan Trust
2.759%(a)	01/25/35	112,262	104,197
2.798%(a)	11/25/34	97,763	85,602
WaMu Mortgage Pass-Through Certificates
0.537%(a)	08/25/45	249,540	226,677
2.457%(a)	02/25/33	59,123	59,039
2.466%(a)	10/25/33	234,708	239,316
2.488%(a)	10/25/35	59,669	58,766
Washington Mutual MSC Mortgage Pass-Through Certificates
2.498%(a)	01/25/35	37,377	37,813

	Maturity Date	Par	Value

Non-Agency Mortgage-Backed Obligation — (continued)
Wells Fargo Mortgage Backed Securities Trust
2.675%(a)	04/25/36	$22,898	$19,770
WF-RBS Commercial Mortgage Trust
3.667%	11/15/44	26,000	28,812
			5,392,928

Total Collateralized Mortgage Obligations
(Cost $35,774,864)			35,546,070

CORPORATE BONDS — 29.7%
Consumer Discretionary — 2.0%
Boyd Gaming Corp.
9.000%(b)	07/01/20	10,000	10,200
CCO Holdings LLC
6.500%	04/30/21	160,000	171,200
Comcast Corp.
6.500%	01/15/15	355,000	399,840
CSC Holdings LLC
8.625%(c)	02/15/19	10,000	11,850
Daimler Finance North America LLC
6.500%	11/15/13	30,000	31,935
DISH DBS Corp.
6.750%	06/01/21	20,000	21,800
7.750%	05/31/15	40,000	45,000
7.875%	09/01/19	45,000	52,313
Intelsat Jackson Holdings SA
7.250%(b)	10/15/20	20,000	21,500
7.250%	04/01/19	30,000	32,400
McDonald's Corp. MTN
5.350%(c)	03/01/18	40,000	48,749
MGM Resorts International
10.375%	05/15/14	5,000	5,625
11.125%	11/15/17	20,000	22,125
News America, Inc.
6.650%	11/15/37	10,000	12,689
NVR, Inc.
3.950%	09/15/22	30,000	30,762
Reed Elsevier Capital, Inc.
8.625%	01/15/19	120,000	154,120
Service Corp. International
7.500%	04/01/27	30,000	31,800
Telefonica Emisiones SAU
6.221%	07/03/17	20,000	20,900
Time Warner Cable, Inc.
5.500%	09/01/41	10,000	11,316
5.875%	11/15/40	100,000	117,594
6.750%	06/15/39	50,000	65,165
7.300%	07/01/38	60,000	81,630
8.250%	04/01/19	160,000	214,755

Wilshire Variable Insurance Trust
Income Fund	September 30, 2012
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value

Consumer Discretionary — (continued)
8.750%	02/14/19	$10,000	$13,633
			1,628,901
Consumer Staples — 1.9%
Altria Group, Inc.
2.850%(c)	08/09/22	100,000	99,768
4.750%	05/05/21	110,000	125,847
9.250%	08/06/19	140,000	198,787
CVS Caremark Corp.
6.600%	03/15/19	180,000	230,032
Kraft Foods Group, Inc.
5.375%(b)	02/10/20	120,000	142,620
Kraft Foods, Inc.
5.375%	02/10/20	110,000	132,700
Molson Coors Brewing Co.
3.500%	05/01/22	10,000	10,596
PepsiCo, Inc.
0.700%	08/13/15	120,000	120,415
7.900%	11/01/18	41,000	55,655
Philip Morris International, Inc.
2.500%	08/22/22	50,000	50,100
2.900%(c)	11/15/21	120,000	125,015
4.500%	03/20/42	60,000	66,093
Reynolds American, Inc.
6.750%	06/15/17	70,000	84,730
Safeway, Inc.
3.950%(c)	08/15/20	20,000	19,475
4.750%(c)	12/01/21	50,000	50,976
			1,512,809
Energy — 5.0%
Anadarko Petroleum Corp.
6.375%	09/15/17	30,000	36,168
Apache Corp.
3.250%(c)	04/15/22	40,000	42,998
6.000%	09/15/13	140,000	147,371
Arch Coal, Inc.
7.000%(c)	06/15/19	20,000	16,800
Baker Hughes, Inc.
7.500%	11/15/18	160,000	215,547
Chesapeake Energy Corp.
6.875%	11/15/20	90,000	94,950
Chesapeake Midstream Partners
5.875%	04/15/21	30,000	31,425
Concho Resources, Inc.
5.500%	10/01/22	30,000	31,275
6.500%(c)	01/15/22	64,000	70,560
ConocoPhillips
4.750%(c)	10/15/12	60,000	60,089
5.900%(c)	05/15/38	70,000	93,292
CONSOL Energy, Inc.
6.375%(c)	03/01/21	70,000	68,075
8.250%(c)	04/01/20	95,000	99,512

	Maturity Date	Par	Value

Energy — (continued)
Devon Energy Corp.
3.250%	05/15/22	$10,000	$10,405
5.600%	07/15/41	160,000	189,834
Energy Transfer Partners LP
6.700%	07/01/18	130,000	154,355
Enterprise Products Operating LLC
5.700%	02/15/42	130,000	150,216
5.950%	02/01/41	10,000	11,829
6.125%(c)	10/15/39	20,000	24,037
6.500%(c)	01/31/19	200,000	248,018
Hess Corp.
7.300%	08/15/31	37,000	49,529
7.875%	10/01/29	60,000	83,030
8.125%	02/15/19	80,000	105,849
Kerr-McGee Corp.
6.950%	07/01/24	70,000	90,365
7.875%	09/15/31	135,000	181,244
Key Energy Services, Inc.
6.750%	03/01/21	110,000	111,650
Kinder Morgan Energy Partners LP
5.000%	12/15/13	25,000	26,239
6.000%	02/01/17	120,000	140,934
MarkWest Energy Partners
6.250%	06/15/22	20,000	21,500
6.500%(c)	08/15/21	30,000	32,175
Noble Energy, Inc.
4.150%	12/15/21	170,000	183,622
Occidental Petroleum Corp.
2.700%	02/15/23	80,000	82,236
3.125%	02/15/22	90,000	96,789
Peabody Energy Corp.
6.500%(c)	09/15/20	50,000	51,125
Pemex Project Funding Master Trust
6.625%(c)	06/15/35	207,000	259,785
Plains Exploration & Production Co.
6.125%	06/15/19	150,000	151,125
QEP Resources, Inc.
5.250%(c)	05/01/23	20,000	20,450
6.875%	03/01/21	10,000	11,300
Range Resources Corp.
5.750%	06/01/21	30,000	32,250
6.750%(c)	08/01/20	60,000	66,000
Regency Energy Partners
6.500%	07/15/21	95,000	101,650
SandRidge Energy, Inc.
7.500%(b) (c)	02/15/23	30,000	30,900
Williams Cos., Inc.
7.500%	01/15/31	167,000	209,299
7.750%	06/15/31	25,000	31,978
Williams Partners
5.250%(c)	03/15/20	40,000	46,353

Wilshire Variable Insurance Trust
Income Fund	September 30, 2012
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value

Energy — (continued)
WPX Energy, Inc.
6.000%(c)	01/15/22	$10,000	$10,750
			4,024,883
Financials — 11.5%
American Express Co.
6.800%(a)	09/01/66	105,000	112,350
American Express Credit Corp. MTN
5.125%(c)	08/25/14	180,000	194,713
5.875%	05/02/13	70,000	72,197
American International Group, Inc.
5.850%	01/16/18	40,000	46,397
6.250%	03/15/37	100,000	101,000
6.400%	12/15/20	410,000	499,418
Anadarko Finance Co.
7.500%	05/01/31	100,000	133,895
Bank of America Corp.
3.875%	03/22/17	30,000	32,284
5.000%	05/13/21	130,000	142,894
5.750%	12/01/17	10,000	11,506
7.625%	06/01/19	210,000	262,233
Berkshire Hathaway, Inc.
3.200%	02/11/15	60,000	63,646
BNP Paribas SA MTN
2.375%	09/14/17	100,000	100,432
Boeing Capital Corp.
4.700%(c)	10/27/19	70,000	83,071
Caterpillar Financial Services Corp. MTN
6.200%	09/30/13	160,000	169,291
Citigroup, Inc.
5.000%	09/15/14	275,000	290,048
5.500%	10/15/14	10,000	10,783
6.000%	12/13/13	250,000	265,141
6.010%	01/15/15	100,000	109,592
6.875%	03/05/38	200,000	262,838
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.375%	01/19/17	170,000	180,440
Countrywide Financial Corp.
6.250%(c)	05/15/16	50,000	54,521
FIA Card Services
7.125%	11/15/12	510,000	513,821
Ford Motor Credit Co. LLC
8.125%	01/15/20	180,000	226,146
General Electric Capital Corp.
1.625%	07/02/15	40,000	40,700
5.625%	05/01/18	210,000	247,653
6.375%(a)	11/15/67	320,000	337,664
6.875%	01/10/39	370,000	494,359
Goldman Sachs Capital II
4.000%(a) (c)	06/01/43	20,000	15,063
Goldman Sachs Group, Inc.
4.750%	07/15/13	10,000	10,318
5.250%	10/15/13	40,000	41,747

	Maturity Date	Par	Value

Financials — (continued)
5.375%	03/15/20	$250,000	$278,991
5.450%	11/01/12	30,000	30,118
5.750%	01/24/22	180,000	207,338
6.000%	06/15/20	10,000	11,530
6.000%	05/01/14	20,000	21,470
6.250%	02/01/41	220,000	254,533
HSBC Finance Corp.
6.375%	11/27/12	40,000	40,345
John Deere Capital Corp.
2.250%	04/17/19	60,000	62,496
JPMorgan Chase & Co.
4.250%	10/15/20	110,000	120,185
4.400%	07/22/20	90,000	99,053
5.125%	09/15/14	545,000	584,788
5.150%	10/01/15	200,000	221,248
MetLife, Inc.
4.750%	02/08/21	80,000	92,719
5.875%(c)	02/06/41	160,000	200,553
6.400%	12/15/36	40,000	41,963
Morgan Stanley MTN
0.905%(a)	10/18/16	40,000	37,175
4.750%	03/22/17	20,000	21,443
6.625%	04/01/18	100,000	114,894
Royal Bank of Scotland Group PLC
2.550%	09/18/15	100,000	101,203
SLM Corp. MTN
3.875%	09/10/15	100,000	103,054
5.000%(c)	04/15/15	10,000	10,563
5.050%(c)	11/14/14	30,000	31,665
5.625%	08/01/33	25,000	23,600
SunTrust Preferred Capital I
4.000%(a)	12/31/49	11,000	8,497
Wachovia Capital Trust III
5.570%(a) (c)	12/31/49	360,000	355,950
Wachovia Corp.
5.625%(c)	10/15/16	590,000	683,597
Wells Fargo & Co.
2.100%(c)	05/08/17	170,000	175,880
3.676%(d)	06/15/16	50,000	54,426
5.000%	11/15/14	5,000	5,394
Wells Fargo Capital X
5.950%	12/15/36	100,000	101,500
			9,222,332
Health Care — 3.2%
Abbott Laboratories
5.125%(c)	04/01/19	170,000	204,765
Anheuser-Busch InBev Worldwide, Inc.
2.500%	07/15/22	120,000	121,700
Express Scripts Holding Co.
3.500%(b)	11/15/16	280,000	302,715
Fresenius Medical Care US Finance, Inc.
6.875%	07/15/17	145,000	166,750

Wilshire Variable Insurance Trust
Income Fund	September 30, 2012
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value

Health Care — (continued)
GlaxoSmithKline Capital PLC
2.850%	05/08/22	$100,000	$103,862
GlaxoSmithKline Capital, Inc.
5.650%	05/15/18	170,000	209,285
HCA, Inc.
6.250%	02/15/13	14,000	14,192
7.500%(c)	11/15/95	20,000	17,000
7.690%	06/15/25	30,000	30,450
Humana, Inc.
7.200%	06/15/18	100,000	121,195
Kraft Foods Group, Inc.
3.500%(b)	06/06/22	100,000	105,659
Medtronic, Inc.
3.125%	03/15/22	10,000	10,649
4.450%(c)	03/15/20	60,000	69,735
Reynolds Group Issuer, Inc.
7.125%	04/15/19	170,000	179,350
Tenet Healthcare Corp.
8.875%	07/01/19	80,000	90,400
9.250%(c)	02/01/15	71,000	79,875
Thermo Fisher Scientific, Inc.
3.600%(c)	08/15/21	40,000	42,800
UnitedHealth Group, Inc.
3.375%	11/15/21	40,000	42,647
3.875%(c)	10/15/20	30,000	33,015
5.700%	10/15/40	60,000	72,758
6.000%	02/15/18	10,000	12,281
Watson Pharmaceuticals, Inc.
1.875%	10/01/17	40,000	40,445
WellPoint, Inc.
1.250%	09/10/15	30,000	30,209
3.125%(c)	05/15/22	30,000	29,945
3.700%	08/15/21	150,000	156,910
5.875%	06/15/17	20,000	23,794
Wyeth
5.950%	04/01/37	160,000	216,839
			2,529,225
Industrials — 1.1%
Boeing Co.
4.875%(c)	02/15/20	40,000	48,490
6.000%(c)	03/15/19	60,000	75,376
Continental Airlines 1998-1 Class A Pass Through Trust
6.648%	09/15/17	62,946	67,982
Delta Air Lines, Inc.
6.821%	08/10/22	241,296	266,632
UAL 2009-2A Pass Through Trust
9.750%	01/15/17	31,893	36,518
United Parcel Service, Inc.
4.500%	01/15/13	260,000	263,172
United Technologies Corp.
3.100%	06/01/22	40,000	42,625
4.500%	06/01/42	70,000	78,455

	Maturity Date	Par	Value

Industrials — (continued)
Waste Management, Inc.
7.375%	05/15/29	$20,000	$26,548
			905,798
Materials — 1.1%
Barrick Corp.
3.850%	04/01/22	30,000	31,493
Barrick North America Finance LLC
4.400%	05/30/21	170,000	184,953
Celulosa Arauco y Constitucion SA
4.750%	01/11/22	60,000	62,653
Cliffs Natural Resources, Inc.
4.875%(c)	04/01/21	10,000	9,788
Ecolab, Inc.
4.350%	12/08/21	30,000	34,034
Freeport-McMoRan Copper & , Inc.
3.550%	03/01/22	145,000	145,146
PPG Industries, Inc.
5.750%	03/15/13	30,000	30,696
6.650%	03/15/18	30,000	36,887
Rock-Tenn Co.
3.500%(b) (c)	03/01/20	40,000	40,765
4.000%(b)	03/01/23	20,000	20,323
Steel Dynamics, Inc.
6.750%	04/01/15	60,000	60,900
7.625%(c)	03/15/20	10,000	10,850
Vale Overseas, Ltd.
4.375%	01/11/22	216,000	227,051
			895,539
Telecommunication Services — 1.3%
AT&T, Inc.
3.875%(c)	08/15/21	30,000	33,957
5.100%	09/15/14	50,000	54,365
5.500%	02/01/18	160,000	194,094
5.550%	08/15/41	10,000	12,448
6.550%	02/15/39	20,000	27,110
Bellsouth Capital Funding Corp.
7.875%	02/15/30	130,000	174,571
Qwest Corp.
6.875%(c)	09/15/33	20,000	20,250
Sprint Capital Corp.
8.750%	03/15/32	15,000	15,525
Sprint Nextel Corp.
7.000%	08/15/20	280,000	291,200
Verizon Communications, Inc.
5.500%	02/15/18	120,000	146,307
6.100%	04/15/18	55,000	68,744
			1,038,571
Utilities — 2.6%
AES Corp. (The)
8.000%(c)	06/01/20	180,000	209,250

Wilshire Variable Insurance Trust
Income Fund	September 30, 2012
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value

Utilities — (continued)
Duke Energy Carolinas LLC
5.625%	11/30/12	$300,000	$302,473
Energy Future Intermediate Holding Co. LLC
10.000%	12/01/20	222,000	249,750
Exelon Corp.
5.625%	06/15/35	160,000	182,549
FirstEnergy Corp.
7.375%	11/15/31	240,000	314,368
Hydro Quebec
1.375%	06/19/17	440,000	446,468
MarkWest Energy Partners
5.500%(c)	02/15/23	10,000	10,475
MidAmerican Energy Holdings Co.
6.500%	09/15/37	20,000	26,782
Pacific Gas & Electric Co.
5.800%	03/01/37	10,000	12,777
6.050%	03/01/34	80,000	105,144
8.250%	10/15/18	40,000	54,930
Southern Natural Gas Co. LLC
5.900%(b)	04/01/17	30,000	35,200
8.000%	03/01/32	75,000	106,089
			2,056,255
Total Corporate Bonds
(Cost $21,231,849)			23,814,313

U.S. TREASURY OBLIGATIONS — 10.0%
U.S. Treasury Bonds
3.125%	02/15/42	310,000	329,763
3.125%	11/15/41	590,000	628,534
3.000%	05/15/42	1,140,000	1,182,038
2.750%	08/15/42	90,000	88,509
U.S. Treasury Inflation-Protected Security
0.750% (m)	02/15/42	730,015	793,150
U.S. Treasury Notes
2.750%	10/31/13	20,000	20,549
1.875%	06/30/15	560,000	584,150
1.750%	05/15/22	170,000	172,391
1.625%	08/15/22	1,900,000	1,897,921
1.000%	08/31/19	1,520,000	1,516,200
1.000%	09/30/19	420,000	418,425
0.625%	08/31/17	30,000	30,019
0.375%	06/15/15	380,000	380,801

Total U.S. Treasury Obligations (Cost $7,942,336)			8,042,450

FOREIGN BONDS (l)— 5.4%
Australia — 0.7%
BHP Billiton Finance USA, Ltd.
6.500%	04/01/19	190,000	241,870
3.250%	11/21/21	20,000	21,206
Rio Tinto Finance USA, Ltd.
9.000%(c)	05/01/19	150,000	205,110

	Maturity Date	Par	Value

Australia — (continued)
6.500%	07/15/18	$60,000	$74,742
3.750%(c)	09/20/21	20,000	21,306
			564,234
Belgium — 0.2%
Anheuser-Busch InBev Worldwide, Inc.
5.375%	01/15/20	160,000	198,667

Canada — 0.9%
Province of New Brunswick Canada
2.750%(c)	06/15/18	400,000	432,861
Province of Ontario Canada
4.400%	04/14/20	270,000	320,325
Rogers Communications, Inc.
6.750%	03/15/15	10,000	11,386
6.375%	03/01/14	10,000	10,795
			775,367
Cayman Islands — 1.0%
Petrobras International Finance Co.
6.125%	10/06/16	90,000	101,958
5.750%	01/20/20	10,000	11,398
5.375%	01/27/21	320,000	360,567
3.875%	01/27/16	50,000	52,890
Vale Overseas, Ltd.
6.875%(c)	11/21/36	185,000	214,207
			741,020
France — 0.1%
Cie Generale de Geophysique-Veritas
7.750%(c)	05/15/17	100,000	104,000

Mexico — 0.3%
America Movil SAB de CV
5.625%	11/15/17	80,000	95,966
5.000%(c)	03/30/20	100,000	117,080
Kansas City Southern de Mexico SA de CV
12.500%	04/01/16	36,000	40,050
			253,096
Netherlands — 0.6%
Deutsche Telekom International Finance BV
5.750%	03/23/16	195,000	222,141
Shell International Finance BV
4.375%	03/25/20	180,000	210,822
			432,963
Spain — 0.3%
BBVA US Senior SAU
3.250%	05/16/14	200,000	198,464

Wilshire Variable Insurance Trust
Income Fund	September 30, 2012
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value

Spain — (continued)
Telefonica Emisiones SAU
5.877%	07/15/19	$60,000	$60,300
			258,764
Switzerland — 0.3%
UBS AG MTN
2.250%	01/28/14	250,000	253,952

United Kingdom — 1.0%
BP Capital Markets PLC
5.250%	11/07/13	200,000	210,355
3.875%	03/10/15	90,000	96,736
3.561%	11/01/21	10,000	10,817
Diageo Capital PLC
4.828%(c)	07/15/20	310,000	365,378
Royal Bank of Scotland Group PLC
7.648%(a) (c)	08/31/49	20,000	19,400
5.000%	10/01/14	20,000	20,597
			723,283
Total Foreign Bonds (Cost $3,917,190)			4,305,346

MUNICIPAL BONDS — 0.2%
Northstar Education Finance, Inc., RB(a)
1.700%, 01/29/46		150,000	125,351
Student Loan Funding Corp., Ser A-6, AMT, RB(a)
0.263%, 09/01/47		50,000	49,579
Total Municipal Bonds
(Cost $170,457)			174,930
		Shares
PREFERRED STOCK — 0.5%
GMAC Capital Trust I, 8.125%(a)		15,499	389,180

Total Preferred Stock (Cost $384,375			389,180
(Cost $384,375)			389,180
		Par
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 3.9%
FHLB
5.500%	07/15/36	170,000	235,534
FHLMC Multifamily Structured Pass Through Certificates, Ser K020, IO(a)
1.479%	05/25/22	100,000	10,734
FNMA
0.875% (e)	10/26/17	340,000	341,710
5.150%	10/09/19	1,190,000	1,046,819
6.000%	10/01/42	300,000	343,960
6.250%	05/15/29	180,000	263,769
6.625%	11/15/30	490,000	751,910

	Maturity Date	Par	Value

Tennessee Valley Authority
5.250%	09/15/39	$100,000	$132,562

Total U.S. Government & Agency Obligations (Cost $2,678,153)			3,126,998

ASSET-BACKED SECURITIES — 2.6%
Ameriquest Mortgage Securities, Inc.
0.562%(a)	04/25/34	80,466	69,952
Amortizing Residential Collateral Trust
0.497%(a)	01/01/32	24,736	18,079
0.717%(a)	10/25/34	151,045	138,526
Bayview Financial Acquisition Trust
0.891%(a)	02/28/44	53,325	52,032
Bear Stearns Asset Backed Securities Trust
0.787%(a)	09/25/34	48,044	43,790
Citigroup Mortgage Loan Trust, Inc.
5.550%	08/25/35	200,000	167,349
Conseco Financial Corp.
9.150%	01/15/18	2,250	514
Delta Funding Home Equity Loan Trust
7.040%	06/25/27	935	999
Education Funding Capital Trust I
1.520%(a)	12/15/42	150,000	146,671
2.430%(a)	12/15/42	150,000	143,470
Green Tree Home Improvement Loan Trust
7.600%	07/15/20	17	17
Green Tree Recreational Equipment & Consumer Trust
7.250%	03/15/29	8,199	6,069
Greenpoint Manufactured Housing
2.983%(a)	03/18/29	100,000	81,170
3.609%(a)	06/19/29	50,000	40,926
3.737%(a)	02/20/30	50,000	40,726
3.740%(a)	03/13/32	100,000	83,599
3.740%(a)	02/20/32	75,000	60,019
Keycorp Student Loan Trust
0.711%(a)	10/25/32	165,854	152,883
MSDWCC Heloc Trust
0.407%(a)	07/25/17	11,814	10,219
Northstar Education Finance, Inc.
1.043%(a)	10/30/45	400,000	245,763
1.700%(a)	01/29/46	150,000	125,352
SACO I, Inc.
0.477%(a)	06/25/36	77,592	43,043
0.557%(a)	03/25/36	82,402	49,557
0.777%(a)	09/25/35	11,071	10,811
Saxon Asset Securities Trust
0.907%(a)	05/25/35	96,454	84,990

Wilshire Variable Insurance Trust
Income Fund	September 30, 2012
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value

SLM Student Loan Trust
0.819%(a)	09/16/24	$300,000	$273,874

Total Asset-Backed Securities
(Cost $2,125,254)			2,090,400

BANK LOAN OBLIGATION — 0.0%
Energy — 0.0%
Chesapeake Energy Corp.
8.500%	12/01/17	40,000	40,102

Total Bank Loan Obligation
(Cost $38,832)			40,102
		Shares
ESCROW SECURITIES — 0.0%
CB Premiere Escrow Security(f)(h)(i)		10,000	—
Lehman Brothers Holdings Capital Trust VII MTN
5.857%(g)(h)	11/29/49	200,000	—
Lehman Brothers Holdings, Inc. MTN MTN
6.500%(g)(h)	07/19/17	160,000	—
6.750%(g)(h)	12/28/17	340,000	—
Total Escrow Securities (Cost $–)			—

SHORT-TERM INVESTMENTS — 28.4%
Northern Institutional Liquid Asset Portfolio, 0.010% (j)(k)		4,132,575	4,132,575
Northern Trust Institutional Government Select Portfolio, 0.010%(j)		18,582,779	18,582,779

Total Short-Term Investments (Cost $22,715,354)			22,715,354
Total Investments- 125.1%
(Cost $96,978,664)‡			100,245,143
Other Assets & Liabilities, Net - (25.1)%			(20,131,354)
NET ASSETS - 100.0%			$80,113,789

TBA SALES COMMITMENTS — (4.1)%
COLLATERALIZED MORTAGE OBLIGATIONS — (4.1)%
FNMA TBA
2.500%	10/15/27	$(100,000)	$(105,094)
3.500%	10/01/42	(1,600,000)	(1,702,500)
5.500%	10/01/42	(100,000)	(109,625)
6.000%	10/01/42	(400,000)	(441,625)
6.500%	10/01/41	(800,000)	(899,250)

Total TBA Sales Commitments
(Proceeds $3,252,914)			$(3,258,094)

†	Non-income producing security.
‡	At September 30, 2012, the tax basis cost of the Fund's investments was $96,978,664, and the unrealized appreciation and depreciation were $4,692,180 and $(1,425,701), respectively.
(a)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of September 30, 2012. The date reported on the Schedule of Investments is the next reset date.
(b)
Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(c)	This security or a partial position of this security is on loan at September 30, 2012. The total value of securities on loan at September 30, 2012 was $4,044,512.
(d)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on September 30, 2012. The coupon on a step bond changes on a specified date.
(e)	Zero coupon security. The rate reported on the schedule of Investments is the effective yield at time of purchase.
(f)	Security considered illiquid. The total value of this security as of September 30, 2012 was $0 and represented 0.00% of Net Assets.
(g)	Security in default on interest payments.
(h)	Security fair valued using methods determined in good faith by the Pricing Committee. As of September 30, 2012, the total market value of this security was $0 and represented 0.0% of Net Assets.
(i)	Non-income producing security.
(j)	Rate shown is the 7-day effective yield as of September 30, 2012.
(k)	The security was purchased with cash collateral held from securities on loan. The total value of such security at September 30, 2012 was $4,132,575.
(l)	Foreign security denominated in U.S. currency.
(m)	Inflation protected security. Principal amounts periodically adjusted for inflation.

AMT — Alternative Minimum Tax
CV — Convertible Security
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
IO — Interest Only - face amount represents notional amount
LLC — Limited Liability Company
LP — Limited Partnership
MTN — Medium Term Note
PLC — Public Limited Company
RB — Revenue Bond
Ser — Series
TBA — To Be Announced
Amounts designated as “—” are $0 or have been rounded to $0.

Wilshire Variable Insurance Trust
Income Fund	September 30, 2012
Schedule of Investments	(Unaudited)

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3		Total
Collateralized Mortgage Obligations	$—	$35,546,070	$—		$35,546,070
Corporate Bonds	—	23,814,313	—		23,814,313
U.S. Treasury Obligations	—	8,042,450	—		8,042,450
Foreign Bonds	—	4,305,346	—		4,305,346
Municipal Bonds	—	174,930	—		174,930
Preferred Stock	389,180	—	—		389,180
U.S. Government & Agency Obligations	—	3,126,998	—		3,126,998
Asset-Backed Securities	—	2,090,400	—		2,090,400
Bank Loan Obligation	—	40,102	—		40,102
Escrow Securities	—	—	—	^	—	^
Short-Term Investments	22,715,354	—	—		22,715,354
Total Investments in Securities	$23,104,534	$77,140,609	$—		$100,245,143

TBA Sales Commitments	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$—	$(3,258,094)	$—	$(3,258,094)
Total TBA Sales Commitments	$—	$(3,258,094)	$—	$(3,258,094)

^ As of September 30, 2012 all of the Fund’s investments were considered Level 1 or Level 2, except for CB Premiere Escrow Security (Escrow Security), which was considered Level 3 when acquired on August 24, 2007 and was valued at $0,  and the value has remained $0 throughout the period ended September 30, 2012.

For the period ended September 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

Wilshire Variable Insurance Trust
Small Cap Growth Fund	September 30, 2012
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 99.1%
Consumer Discretionary — 20.5%
2,240	Aeropostale, Inc. †(a)	$30,307
978	AFC Enterprises, Inc. †(a)	24,059
1,220	American Greetings Corp., Class A(a)	20,496
829	American Public Education, Inc. †(a)	30,201
5,660	America's Car-Mart, Inc. †(a)	257,360
5,461	Ameristar Casinos, Inc.	97,206
1,481	ANN, Inc. †	55,878
1,326	Arbitron, Inc.(a)	50,256
940	Arctic Cat, Inc. †(a)	38,972
13,710	Asbury Automotive Group, Inc. †(a)	383,194
1,150	Ascena Retail Group, Inc. †	24,667
2,680	Belo Corp., Class A(a)	20,984
60	Biglari Holdings, Inc. †	21,903
5,985	BJ's Restaurants, Inc. †(a)	271,420
670	Blyth, Inc.(a)	17,413
530	Bob Evans Farms, Inc.	20,739
1,155	Body Central Corp. †	12,070
2,080	Boyd Gaming Corp. †(a)	14,685
770	Bravo Brio Restaurant Group, Inc. †	11,203
1,634	Bridgepoint Education, Inc. †(a)	16,585
1,040	Brunswick Corp.(a)	23,535
1,012	Buckle, Inc. (The)(a)	45,975
4,000	Buffalo Wild Wings, Inc. †(a)	342,960
1,390	Cabela's, Inc. †	76,005
840	Capella Education Co. †	29,450
2,868	Carmike Cinemas, Inc. †	32,265
2,929	Cato Corp. (The), Class A	87,021
240	Cavco Industries, Inc. †	11,014
610	CEC Entertainment, Inc.	18,373
3,105	Cheesecake Factory, Inc. (The)(a)	111,004
1,867	Cherokee, Inc.(a)	27,184
1,747	Coinstar, Inc. †(a)	78,580
1,341	Collectors Universe	18,814
750	Conn's, Inc. †(a)	16,537
2,700	Cooper Tire & Rubber Co.	51,786
330	Core-Mark Holding Co., Inc.	15,876
980	Cracker Barrel Old Country Store, Inc.(a)	65,768
1,360	Crocs, Inc. †	22,046
1,519	Dana Holding Corp.	18,684
2,477	Denny's Corp. †	12,013
1,530	Destination Maternity Corp.(a)	28,611
1,026	DineEquity, Inc. †	57,456
1,817	Domino's Pizza, Inc.(a)	68,501
1,812	Dorman Products, Inc. †	57,096
420	Einstein Noah Restaurant Group, Inc.	7,430
670	Ethan Allen Interiors, Inc.(a)	14,686
1,643	Express, Inc. †(a)	24,349
10,849	Finish Line, Inc. (The), Class A(a)	246,706
13,075	Francesca's Holdings Corp. †(a)	401,795
10,960	Genesco, Inc. †(a)	731,361
1,220	Gentherm, Inc. †(a)	15,177
460	Gordmans Stores, Inc. †(a)	8,487
6,890	Group 1 Automotive, Inc.(a)	414,985
6,032	Hibbett Sports, Inc. †(a)	358,602
5,300	Hot Topic, Inc.(a)	46,110
1,404	HSN, Inc.	68,866
854	Jos. A Bank Clothiers, Inc. †(a)	41,402
5,430	LeapFrog Enterprises, Inc., Class A †(a)	48,979
3,010	Libbey, Inc. †	47,498
539	Life Time Fitness, Inc. †(a)	24,654
870	Lions Gate Entertainment Corp. †(a)	13,285
340	Lumber Liquidators Holdings, Inc. †(a)	17,231

Shares		Value
Consumer Discretionary — (continued)
2,900	MDC Partners, Inc., Class A(a)	$35,786
330	Men's Wearhouse, Inc. (The)(a)	11,362
709	Monro Muffler Brake, Inc.(a)	24,950
660	Movado Group, Inc.	22,255
3,443	MTR Gaming Group, Inc. †(a)	14,495
2,770	Multimedia Games Holding Co., Inc. †	43,572
1,394	National CineMedia, Inc.(a)	22,820
1,440	Nexstar Broadcasting Group, Inc., Class A †(a)	15,293
870	Nutrisystem, Inc.	9,161
5,510	Orbitz Worldwide, Inc. †(a)	14,050
660	Oxford Industries, Inc.(a)	37,257
1,033	Papa John's International, Inc. †(a)	55,172
690	Penske Automotive Group, Inc.(a)	20,762
2,340	PetMed Express, Inc.(a)	23,494
41,594	Pier 1 Imports, Inc.(a)	779,472
1,146	Pool Corp.(a)	47,651
8,036	Red Robin Gourmet Burgers, Inc. †(a)	261,652
258	rue21, Inc. †(a)	8,037
2,530	Ruth's Hospitality Group, Inc. †(a)	16,116
1,610	Select Comfort Corp. †(a)	50,796
2,143	Sinclair Broadcast Group, Inc., Class A(a)	24,023
812	Six Flags Entertainment Corp.	47,746
2,450	Smith & Wesson Holding Corp. †(a)	26,975
11,385	Steven Madden, Ltd. †	497,752
160	Strayer Education, Inc.	10,296
1,347	Sturm Ruger & Co., Inc.(a)	66,663
810	Tenneco, Inc. †	22,680
1,560	Texas Roadhouse, Inc., Class A(a)	26,676
1,351	Tower International, Inc. †(a)	10,416
3,140	Town Sports International Holdings, Inc. †	38,842
1,552	True Religion Apparel, Inc.(a)	33,104
2,860	Valassis Communications, Inc. †(a)	70,613
456	Vitamin Shoppe, Inc. †(a)	26,594
575	Winmark Corp.	31,096
1,140	Winnebago Industries, Inc. †(a)	14,398
1,449	Zagg, Inc. †(a)	12,360
1,786	Zumiez, Inc. †(a)	49,526
		7,791,668
Consumer Staples — 5.2%
10,410	Annie's, Inc. †(a)	466,784
2,731	B&G Foods, Inc., Class A(a)	82,777
237	Boston Beer Co., Inc. (The), Class A †(a)	26,537
520	Calavo Growers, Inc.(a)	13,000
1,308	Cal-Maine Foods, Inc.(a)	58,781
1,612	Casey's General Stores, Inc.	92,110
1,930	Central Garden and Pet Co., Class A †(a)	23,315
430	Coca-Cola Bottling Co. Consolidated	29,283
980	Craft Brew Alliance, Inc. †	7,693
840	Darling International, Inc. †	15,364
900	Elizabeth Arden, Inc. †(a)	42,516
550	Hain Celestial Group, Inc. (The) †(a)	34,650
1,280	Inter Parfums, Inc.(a)	23,424
400	J&J Snack Foods Corp.	22,932
844	Lancaster Colony Corp.(a)	61,823
730	Medifast, Inc. †(a)	19,090
2,010	Nature's Sunshine Products, Inc.(a)	32,843
1,368	Nu Skin Enterprises, Inc., Class A(a)	53,119
1,430	Orchids Paper Products Co.	25,797
1,030	Pantry, Inc. (The) †(a)	14,986
5,070	Pilgrim's Pride Corp. †(a)	25,908
480	Post Holdings, Inc. †(a)	14,429
880	Prestige Brands Holdings, Inc. †(a)	14,925

Wilshire Variable Insurance Trust
Small Cap Growth Fund	September 30, 2012
Schedule of Investments	(Unaudited)

Shares		Value
Consumer Staples — (continued)
330	Pricesmart, Inc.(a)	$24,988
5,990	Rite Aid Corp. †(a)	7,008
970	Sanderson Farms, Inc.(a)	43,039
3,020	Snyders-Lance, Inc.(a)	75,500
700	Spectrum Brands Holdings, Inc. †(a)	28,007
750	Susser Holdings Corp. †(a)	27,127
1,002	Tootsie Roll Industries, Inc.(a)	27,034
6,645	TreeHouse Foods, Inc. †	348,862
890	United Natural Foods, Inc. †(a)	52,021
840	USANA Health Sciences, Inc. †(a)	39,035
3,070	Vector Group, Ltd.(a)	50,934
780	WD-40 Co.(a)	41,059
		1,966,700
Energy — 5.1%
19,405	Approach Resources, Inc. †(a)	584,673
615	Berry Petroleum Co., Class A(a)	24,987
2,480	BPZ Resources, Inc. †(a)	7,093
37,530	Callon Petroleum Co. †(a)	230,809
192	Contango Oil & Gas Co. †	9,435
1,219	CVR Energy, Inc. †	44,798
1,335	Energy XXI Bermuda, Ltd.(a)	46,658
208	Geospace Technologies Corp. †(a)	25,461
15,971	Goodrich Petroleum Corp. †(a)	201,873
3,476	Halcon Resources Corp. †	25,479
3,680	ION Geophysical Corp. †(a)	25,539
1,930	Kodiak Oil & Gas Corp. †(a)	18,065
510	Oasis Petroleum, Inc. †	15,030
48,723	Pacific Drilling SA †	485,769
1,014	Rosetta Resources, Inc. †(a)	48,571
840	Targa Resources Corp.	42,286
2,820	TGC Industries, Inc. †	20,304
1,528	Vaalco Energy, Inc. †(a)	13,064
2,103	Western Refining, Inc.	55,057
		1,924,951
Financials — 12.2%
1,010	Acadia Realty Trust	25,068
800	American Assets Trust, Inc.	21,432
1,530	American Safety Insurance Holdings, Ltd. †	28,596
939	Amtrust Financial Services, Inc.(a)	24,057
316	Arrow Financial Corp.(a)	7,905
7,855	Bank of the Ozarks, Inc.(a)	270,762
3,620	BGC Partners, Inc., Class A	17,738
320	BofI Holding, Inc. †	8,336
700	Bridge Capital Holdings †	10,822
3,790	Calamos Asset Management, Inc., Class A(a)	44,116
380	Cash America International, Inc.(a)	14,657
4,580	CBL & Associates Properties, Inc.(a)	97,737
810	Coresite Realty Corp.(a)	21,821
306	Credit Acceptance Corp. †	26,047
2,560	DFC Global Corp. †(a)	43,904
543	Diamond Hill Investment Group, Inc.	41,637
1,280	Duff & Phelps Corp., Class A(a)	17,421
610	Eagle Bancorp, Inc. †	10,199
2,130	Employers Holdings, Inc.(a)	39,043
1,116	Encore Capital Group, Inc. †(a)	31,538
478	Extra Space Storage, Inc.	15,894
5,810	FelCor Lodging Trust, Inc. †	27,539
220	First Cash Financial Services, Inc. †(a)	10,122
1,030	First Financial Bankshares, Inc.(a)	37,111
4,450	Glimcher Realty Trust(a)	47,037
2,130	Greenlight Capital Re, Ltd., Class A †	52,718
130	Gyrodyne Co. of America, Inc. †	14,122

Shares		Value
Financials — (continued)
1,820	HFF, Inc., Class A †(a)	$27,118
220	Highwoods Properties, Inc.	7,176
13,540	Home BancShares, Inc.(a)	461,579
240	Home Properties, Inc.	14,705
460	Homeowners Choice, Inc.	10,810
880	Inland Real Estate Corp.(a)	7,260
1,635	Investors Bancorp, Inc.(a)	29,822
1,660	Investors Real Estate Trust(a)	13,728
8,886	MarketAxess Holdings, Inc.	280,797
1,890	Meadowbrook Insurance Group, Inc.(a)	14,534
1,638	MicroFinancial, Inc.	14,988
1,810	Montpelier Re Holdings, Ltd.(a)	40,055
985	National Health Investors, Inc.(a)	50,668
600	Navigators Group, Inc. (The) †(a)	29,535
2,410	Omega Healthcare Investors, Inc.(a)	54,779
2,440	Oritani Financial Corp.(a)	36,722
28,370	PrivateBancorp, Inc., Class A(a)	453,636
9,036	Prosperity Bancshares, Inc.(a)	385,114
199	PS Business Parks, Inc.	13,297
460	S.Y. Bancorp, Inc.(a)	10,884
5,535	Signature Bank †(a)	371,288
450	Sovran Self Storage, Inc.	26,033
8,270	Strategic Hotels & Resorts, Inc. †	49,703
8,830	SVB Financial Group †(a)	533,862
830	Taylor Capital Group, Inc. †	14,210
11,090	Texas Capital Bancshares, Inc. †(a)	551,284
1,000	ViewPoint Financial Group, Inc.(a)	19,170
590	Westamerica Bancorporation(a)	27,759
1,327	World Acceptance Corp. †(a)	89,506
		4,647,401
Health Care — 21.8%
1,020	ABIOMED, Inc. †(a)	21,410
1,700	Accuray, Inc. †	12,036
3,083	Acorda Therapeutics, Inc. †(a)	78,956
1,280	Aegerion Pharmaceuticals, Inc. †	18,970
820	Affymax, Inc. †(a)	17,269
2,968	Agenus, Inc. †	13,682
8,052	Air Methods Corp. †(a)	961,167
43,466	Akorn, Inc. †(a)	574,621
1,980	Align Technology, Inc. †(a)	73,201
2,350	Alkermes PLC †(a)	48,763
550	Alnylam Pharmaceuticals, Inc. †(a)	10,334
2,268	AMN Healthcare Services, Inc. †	22,816
780	Amsurg Corp., Class A †	22,136
1,200	Anika Therapeutics, Inc. †	18,024
5,372	Arena Pharmaceuticals, Inc. †(a)	44,695
1,680	Arqule, Inc. †(a)	8,585
490	ArthroCare Corp. †(a)	15,876
6,641	athenahealth, Inc. †(a)	609,445
1,120	Auxilium Pharmaceuticals, Inc. †	27,395
790	Bio-Reference Labs, Inc. †(a)	22,578
2,510	BioScrip, Inc. †	22,866
330	Cantel Medical Corp.(a)	8,936
12,143	Centene Corp. †	454,270
1,148	Cepheid, Inc. †(a)	39,617
9,753	Cerus Corp. †(a)	33,160
942	Chemed Corp.(a)	65,271
6,910	Computer Programs & Systems, Inc.(a)	383,850
2,813	Cubist Pharmaceuticals, Inc. †(a)	134,124
3,710	Curis, Inc. †(a)	15,359
1,140	Cyberonics, Inc. †(a)	59,759
1,076	Cynosure, Inc., Class A †	28,385
2,610	Dendreon Corp. †(a)	12,606
3,409	Depomed, Inc. †(a)	20,147

Wilshire Variable Insurance Trust
Small Cap Growth Fund	September 30, 2012
Schedule of Investments	(Unaudited)

Shares		Value
Health Care — (continued)
5,014	Dusa Pharmaceuticals, Inc. †	$34,045
4,340	Dynavax Technologies Corp. †(a)	20,658
685	Emergent Biosolutions, Inc. †	9,734
1,050	Emeritus Corp. †	21,987
780	Endologix, Inc. †(a)	10,780
1,476	Ensign Group, Inc. (The)(a)	45,173
1,270	Exact Sciences Corp. †(a)	13,983
610	ExamWorks Group, Inc. †(a)	9,101
2,413	Exelixis, Inc. †(a)	11,631
455	Genomic Health, Inc. †	15,784
470	Haemonetics Corp. †	37,694
2,905	Halozyme Therapeutics, Inc. †(a)	21,962
1,900	HealthSouth Corp. †	45,714
160	HeartWare International, Inc. †(a)	15,118
810	Hi-Tech Pharmacal Co., Inc. †(a)	26,819
14,447	HMS Holdings Corp. †(a)	482,963
560	ICU Medical, Inc. †(a)	33,869
4,210	Idenix Pharmaceuticals, Inc. †(a)	19,240
2,590	ImmunoCellular Therapeutics, Ltd. †(a)	7,278
1,955	Immunogen, Inc. †(a)	28,543
31,610	Impax Laboratories, Inc. †(a)	820,279
12,780	IPC The Hospitalist Co., Inc. †(a)	584,046
1,210	Ironwood Pharmaceuticals, Inc., Class A †(a)	15,464
1,136	Jazz Pharmaceuticals PLC †(a)	64,763
580	Landauer, Inc.(a)	34,638
470	LHC Group, Inc. †(a)	8,681
850	MAP Pharmaceuticals, Inc. †(a)	13,234
1,443	Masimo Corp. †(a)	34,892
2,495	Medicines Co. (The) †(a)	64,396
440	Medicis Pharmaceutical Corp., Class A(a)	19,039
441	Medidata Solutions, Inc. †	18,302
608	Medivation, Inc. †(a)	34,267
1,328	Mediware Information Systems †	29,096
5,260	Metropolitan Health Networks, Inc. †(a)	49,128
1,030	Molina Healthcare, Inc. †(a)	25,905
1,437	Momenta Pharmaceuticals, Inc. †	20,937
465	MWI Veterinary Supply, Inc. †(a)	49,606
1,600	Natus Medical, Inc. †	20,912
1,098	Neurocrine Biosciences, Inc. †(a)	8,762
900	NuVasive, Inc. †	20,619
979	NxStage Medical, Inc. †(a)	12,933
1,730	Omeros Corp. †(a)	16,262
3,857	Opko Health, Inc. †(a)	16,122
860	Optimer Pharmaceuticals, Inc. †(a)	12,143
890	Orthofix International NV †	39,827
2,236	Owens & Minor, Inc.(a)	66,812
2,340	Pain Therapeutics, Inc. †	11,817
1,830	PAREXEL International Corp. †	56,291
5,221	PDL BioPharma, Inc.(a)	40,149
1,303	Pharmacyclics, Inc. †(a)	84,043
1,780	Pozen, Inc. †	11,801
2,124	Progenics Pharmaceuticals, Inc. †	6,096
1,670	Providence Service Corp. (The) †(a)	21,693
2,056	PSS World Medical, Inc. †(a)	46,836
728	Quality Systems, Inc.(a)	13,504
2,499	Questcor Pharmaceuticals, Inc.(a)	46,232
4,380	Raptor Pharmaceutical Corp. †(a)	24,353
1,802	RTI Biologics, Inc. †	7,514
693	Salix Pharmaceuticals, Ltd. †	29,342
1,770	Santarus, Inc. †(a)	15,718
5,030	Sciclone Pharmaceuticals, Inc. †	27,916
1,220	Seattle Genetics, Inc. †(a)	32,879
1,580	Select Medical Holdings Corp. †	17,743

Shares		Value
Health Care — (continued)
2,188	Skilled Healthcare Group, Inc., Class A †(a)	$14,069
4,015	Spectrum Pharmaceuticals, Inc. †(a)	46,976
4,240	Staar Surgical Co. †(a)	32,054
1,755	STERIS Corp.	62,250
1,984	Sucampo Pharmaceuticals, Inc., Class A †(a)	9,980
1,700	SurModics, Inc. †	34,374
639	Synageva BioPharma Corp. †	34,142
1,436	Team Health Holdings, Inc. †	38,959
1,193	Theravance, Inc. †(a)	30,911
3,810	Threshold Pharmaceuticals, Inc. †(a)	27,584
3,590	Trius Therapeutics, Inc. †	20,930
750	U.S. Physical Therapy, Inc.	20,723
831	Utah Medical Products, Inc.(a)	28,246
1,705	Vanda Pharmaceuticals, Inc. †	6,871
1,920	Vivus, Inc. †(a)	34,214
11,280	Vocera Communications, Inc. †	348,665
1,698	WellCare Health Plans, Inc. †	96,022
		8,294,347
Industrials — 13.5%
1,145	3D Systems Corp. †(a)	37,613
9,700	Acacia Research Corp. †(a)	265,877
930	Aceto Corp.(a)	8,789
445	Acuity Brands, Inc.(a)	28,164
1,090	ADA-ES, Inc. †(a)	25,735
10,670	Advisory Board Co. (The) †(a)	510,346
1,410	Aircastle, Ltd.(a)	15,975
1,774	Alaska Air Group, Inc. †	62,197
641	Allegiant Travel Co., Class A †	40,614
1,342	Applied Industrial Technologies, Inc.	55,599
1,177	Astronics Corp. †(a)	36,252
3,750	Avis Budget Group, Inc. †	57,675
424	AZZ, Inc.(a)	16,103
1,070	Barrett Business Services, Inc.(a)	28,997
960	Beacon Roofing Supply, Inc. †(a)	27,360
1,503	CAI International, Inc. †	30,842
2,100	Celadon Group, Inc.	33,747
5,638	Chart Industries, Inc. †(a)	416,366
727	CLARCOR, Inc.	32,446
501	Corporate Executive Board Co. (The)	26,868
1,080	Deluxe Corp.(a)	33,005
430	Dollar Thrifty Automotive Group, Inc. †(a)	37,380
1,426	DXP Enterprises, Inc. †(a)	68,120
626	Echo Global Logistics, Inc. †(a)	10,736
210	Exponent, Inc. †(a)	11,989
670	Forward Air Corp.	20,375
20,650	Healthcare Services Group, Inc.(a)	472,265
1,032	HEICO Corp.	39,928
790	HNI Corp.(a)	20,153
7,580	Hub Group, Inc., Class A †	224,974
2,240	InnerWorkings, Inc. †(a)	29,165
2,580	Intersections, Inc.(a)	27,193
1,009	Knight Transportation, Inc.(a)	14,428
622	Lindsay Corp.(a)	44,765
1,114	MasTec, Inc. †(a)	21,946
648	National Presto Industries, Inc.(a)	47,226
2,019	Old Dominion Freight Line, Inc. †	60,893
800	On Assignment, Inc. †	15,936
2,120	Pacer International, Inc. †(a)	8,438
1,700	Patrick Industries, Inc. †	26,299
230	Portfolio Recovery Associates, Inc. †	24,019
600	Primoris Services Corp.	7,830

Wilshire Variable Insurance Trust
Small Cap Growth Fund	September 30, 2012
Schedule of Investments	(Unaudited)

Shares		Value
Industrials — (continued)
1,762	Raven Industries, Inc.(a)	$51,856
4,480	Republic Airways Holdings, Inc. †	20,742
1,080	Saia, Inc. †(a)	21,751
1,095	Sauer-Danfoss, Inc.	44,030
770	SeaCube Container Leasing, Ltd.(a)	14,438
800	SkyWest, Inc.(a)	8,264
940	Spirit Airlines, Inc. †	16,055
2,440	Sypris Solutions, Inc.	17,422
1,641	TAL International Group, Inc.(a)	55,761
7,840	Taser International, Inc. †(a)	47,275
752	Tetra Tech, Inc. †(a)	19,748
1,548	Textainer Group Holdings, Ltd.(a)	47,291
1,642	Titan International, Inc.(a)	28,998
1,203	Titan Machinery, Inc. †(a)	24,397
1,030	Trimas Corp. †(a)	24,833
7,750	Triumph Group, Inc.(a)	484,607
5,050	US Airways Group, Inc. †(a)	52,823
1,080	USG Corp. †(a)	23,706
1,100	Wabash National Corp. †(a)	7,843
9,385	Wabtec Corp.	753,522
610	Watsco, Inc.(a)	46,232
940	Werner Enterprises, Inc.	20,088
16,370	Wesco Aircraft Holdings, Inc. †(a)	223,614
770	Woodward, Inc.	26,165
1,300	XPO Logistics, Inc. †(a)	15,912
		5,122,001
Information Technology — 17.1%
2,232	ADTRAN, Inc.(a)	38,569
569	Advent Software, Inc. †	13,980
13,670	Allot Communications, Ltd., Class E †(a)	362,528
1,779	American Software, Inc., Class A	14,517
480	Ancestry.com, Inc. †(a)	14,438
821	Angie's List, Inc. †	8,686
497	Anixter International, Inc.(a)	28,558
1,478	Blackbaud, Inc.	35,354
230	BroadSoft, Inc. †(a)	9,435
360	Cabot Microelectronics Corp.(a)	12,651
474	CACI International, Inc., Class A †(a)	24,548
4,840	CalAmp Corp. †	39,736
1,156	Cardtronics, Inc. †	34,426
1,305	Cass Information Systems, Inc.(a)	54,771
1,050	Ciena Corp. †	14,280
1,582	Cirrus Logic, Inc. †(a)	60,733
654	Cognex Corp.(a)	22,615
361	Coherent, Inc. †(a)	16,556
880	CommVault Systems, Inc. †(a)	51,656
393	Constant Contact, Inc. †	6,838
90	CoStar Group, Inc. †	7,339
1,730	CSG Systems International, Inc. †(a)	38,908
7,250	Datalink Corp. †	60,030
670	DealerTrack Holdings, Inc. †	18,659
2,135	Dice Holdings, Inc. †(a)	17,977
1,010	Ellie Mae, Inc. †	27,502
3,760	Entegris, Inc. †	30,569
2,540	Exar Corp. †	20,320
2,324	Fair Isaac Corp.	102,860
323	FARO Technologies, Inc. †(a)	13,346
1,004	FEI Co.	53,714
1,928	Forrester Research, Inc.(a)	55,469
6,380	Global Cash Access Holdings, Inc. †(a)	51,359
820	Globecomm Systems, Inc. †(a)	9,143
810	GSI Group, Inc. †(a)	7,217
4,846	GT Advanced Technologies, Inc. †(a)	26,411

Shares		Value
Information Technology — (continued)
3,184	Heartland Payment Systems, Inc.(a)	$100,869
485	Hittite Microwave Corp. †(a)	26,903
590	iGATE Corp. †(a)	10,720
35,046	Inphi Corp. †	373,590
450	InterDigital, Inc.(a)	16,776
26,320	InvenSense, Inc., Class A †(a)	314,524
580	Ixia †(a)	9,321
886	j2 Global, Inc.(a)	29,079
659	Jack Henry & Associates, Inc.	24,976
450	Kenexa Corp. †	20,623
1,600	Key Tronic Corp. †	15,872
840	Liquidity Services, Inc. †(a)	42,176
236	Littelfuse, Inc.(a)	13,343
26,587	LivePerson, Inc. †(a)	481,491
624	LogMeIn, Inc. †(a)	13,996
360	Loral Space & Communications, Inc.	25,596
610	Manhattan Associates, Inc. †	34,935
1,380	Market Leader, Inc. †	9,246
9,511	MAXIMUS, Inc.	567,997
525	Measurement Specialties, Inc. †(a)	17,315
2,460	Mentor Graphics Corp. †(a)	38,081
2,446	Micrel, Inc.(a)	25,487
460	Microsemi Corp. †	9,232
420	Monolithic Power Systems, Inc. †(a)	8,295
654	Monotype Imaging Holdings, Inc.	10,196
1,155	MTS Systems Corp.(a)	61,850
720	NETGEAR, Inc. †(a)	27,461
850	Netscout Systems, Inc. †	21,684
742	NIC, Inc.(a)	10,982
396	OpenTable, Inc. †(a)	16,474
378	Opnet Technologies, Inc.(a)	12,878
660	OSI Systems, Inc. †	51,374
1,140	Parametric Technology Corp. †	24,852
1,400	PDF Solutions, Inc. †(a)	19,124
695	Plantronics, Inc.	24,554
2,550	Plexus Corp. †(a)	77,240
4,929	PRGX Global, Inc. †	42,192
950	Procera Networks, Inc. †(a)	22,325
14,948	QLIK Technologies, Inc. †(a)	334,985
1,450	RealD, Inc. †(a)	12,963
5,820	Sourcefire, Inc. †(a)	285,355
6,609	SPS Commerce, Inc. †(a)	254,248
430	Stamps.com, Inc. †(a)	9,950
230	Stratasys, Inc. †(a)	12,512
1,406	Super Micro Computer, Inc. †(a)	16,914
1,317	Synaptics, Inc. †(a)	31,634
29,500	Synchronoss Technologies, Inc. †(a)	675,550
803	Syntel, Inc.(a)	50,115
760	Take-Two Interactive Software, Inc. †(a)	7,927
16,825	Tangoe, Inc. †(a)	220,912
2,123	TeleTech Holdings, Inc. †(a)	36,197
3,369	Telular Corp.(a)	33,353
1,435	Tessco Technologies, Inc.	30,379
1,272	TiVo, Inc. †(a)	13,267
1,200	TNS, Inc. †	17,940
1,510	Tyler Technologies, Inc. †(a)	66,470
562	Ultimate Software Group, Inc. †	57,380
980	Unisys Corp. †	20,404
290	Universal Display Corp. †(a)	9,970
1,220	Veeco Instruments, Inc. †(a)	36,624
710	VirnetX Holding Corp. †(a)	18,055
1,620	Web.com Group, Inc. †(a)	29,079
2,384	Websense, Inc. †	37,310
683	Wright Express Corp. †(a)	47,619

Wilshire Variable Insurance Trust
Small Cap Growth Fund	September 30, 2012
Schedule of Investments	(Unaudited)

Shares		Value
Information Technology — (continued)
3,779	XO Group, Inc. †	$31,555
9,027	Zix Corp. †	25,907
500	Zygo Corp. †(a)	9,145
		6,493,046
Materials — 3.2%
699	AEP Industries, Inc. †(a)	42,352
480	American Vanguard Corp.(a)	16,704
1,730	Arabian American Development Co. †	16,937
350	Buckeye Technologies, Inc.	11,221
760	Chemtura Corp. †	13,087
790	Coeur d'Alene Mines Corp. †	22,776
2,320	Flotek Industries, Inc. †(a)	29,394
330	Georgia Gulf Corp.(a)	11,953
630	Gold Resource Corp.	13,513
386	Haynes International, Inc.(a)	20,130
3,010	Headwaters, Inc. †	19,806
740	Innophos Holdings, Inc.	35,883
1,201	Koppers Holdings, Inc.(a)	41,951
14,485	Kraton Performance Polymers, Inc. †(a)	378,058
778	LSB Industries, Inc. †(a)	34,131
900	Metals USA Holdings Corp. †	12,033
4,222	Myers Industries, Inc.(a)	65,948
1,520	Neenah Paper, Inc.(a)	43,533
2,270	PH Glatfelter Co.(a)	40,429
850	Schweitzer-Mauduit International, Inc.	28,041
990	SunCoke Energy, Inc. †	15,959
7,185	TPC Group, Inc. †(a)	293,220
1,020	Wausau Paper Corp.(a)	9,445
		1,216,504
Telecommunication Services — 0.3%
1,090	Boingo Wireless, Inc. †(a)	8,655
1,570	HickoryTech Corp.	16,611
3,420	IDT Corp., Class B	35,123
2,630	Primus Telecommunications Group, Inc.	40,160
		100,549
Utilities — 0.2%
320	American States Water Co.	14,217
1,380	California Water Service Group(a)	25,737
450	Otter Tail Corp.(a)	10,737
830	SJW Corp.(a)	21,049
150	South Jersey Industries, Inc.(a)	7,940
1,050	York Water Co.(a)	19,257
		98,937
Total Common Stock
(Cost $33,096,133)		37,656,104

SHORT-TERM INVESTMENTS (b) — 51.9%
19,243,488	Northern Institutional Liquid Asset Portfolio, 0.010% (c)	19,243,488
480,895	Northern Trust Institutional Government Select Portfolio, 0.010%	480,895

Total Short-Term Investments
(Cost $19,724,383)		19,724,383

Shares		Value
WARRANT — 0.0%
327	Magnum Hunter Resources Corp., Expires 08/14/29 †	$3

Total Warrant (Cost $–)		3
Total Investments — 151.0%
(Cost $52,820,516)‡		57,380,490
Other Assets & Liabilities, Net — (51.0)%		(19,389,963)
NET ASSETS — 100.0%		$37,990,527

†	Non-income producing security.
‡	At September 30, 2012, the tax basis cost of the Fund's investments was $52,820,516, and the unrealized appreciation and depreciation were $5,542,095 and $(982,121), respectively.
(a)	This security or a partial position of this security is on loan at September 30, 2012. The total market value of securities on loan at September 30, 2012 was $19,008,536.
(b)
This security was purchased with cash collateral held from securities on loan. The total value of such security at September 30, 2012 was $19,243,488. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $323,084.

(c)	Rate shown is the 7-day effective yield as of September 30, 2012.
PLC — Public Limited Company

The following is a summary of the inputs used as of September 30, 2012, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$37,656,104	$—	$—	$37,656,104
Short-Term Investments	19,724,383	—	—	19,724,383
Warrant	—	3	—	3

Total Investments in Securities	$57,380,487	$3	$—	$57,380,490

Amounts designated as “—” are either $0, or have been rounded to $0.

For the period ended September 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

Wilshire Variable Insurance Trust
International Equity Fund	September 30, 2012
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 88.4%
Australia — 4.5%
980	AGL Energy, Ltd.	$15,183
5,331	Alumina, Ltd.	4,642
3,361	Amcor, Ltd.	26,968
3,220	AMP, Ltd.	14,386
1,749	Aristocrat Leisure, Ltd.	4,845
19,176	Australia & New Zealand Banking Group, Ltd.	490,055
5,553	BHP Billiton, Ltd.	189,740
6,673	BlueScope Steel, Ltd.	2,892
2,590	Brambles, Ltd.	18,768
22,900	Coca-Cola Amatil, Ltd.	321,502
2,470	Commonwealth Bank of Australia	142,218
1,000	CSL, Ltd.	47,564
1,215	DuluxGroup, Ltd.	4,150
2,388	Echo Entertainment Group, Ltd.	9,444
3,120	Fortescue Metals Group, Ltd. (a)	11,185
2,117	GPT Group	7,442
888	Iluka Resources, Ltd. (a)	9,077
3,759	Incitec Pivot, Ltd.	11,543
6,870	Insurance Australia Group, Ltd.	30,985
342	Leighton Holdings, Ltd.	5,852
1,114	Macquarie Atlas Roads Group †	1,679
528	Macquarie Group, Ltd.	15,482
3,409	National Australia Bank, Ltd.	89,629
1,869	Newcrest Mining, Ltd.	56,184
615	Orica, Ltd.	15,815
2,116	Origin Energy, Ltd.	24,793
1,610	QBE Insurance Group, Ltd.	21,502
791	Rio Tinto, Ltd.	43,448
2,098	Santos, Ltd.	24,615
13,200	Sonic Healthcare, Ltd.	184,907
4,886	Stockland	16,855
2,843	Suncorp Group, Ltd.	27,118
2,388	Tabcorp Holdings, Ltd.	6,824
52,900	Telstra Corp., Ltd.	214,457
1,550	Toll Holdings, Ltd.	7,049
2,602	Transurban Group	16,133
1,937	Wesfarmers, Ltd.	68,555
254	Wesfarmers, Ltd. PPS	9,369
3,555	Westfield Group	37,358
3,555	Westfield Retail Trust	10,615
5,711	Westpac Banking Corp.	146,435
970	Woodside Petroleum, Ltd.	33,182
2,227	Woolworths, Ltd.	66,314
383	WorleyParsons, Ltd.	11,175
		2,517,934
Austria — 0.1%
247	Erste Group Bank AG	5,520
260	OMV AG	9,108
790	Telekom Austria AG	5,587
450	Vienna Insurance Group	19,108
		39,323
Belgium — 0.9%
526	Ageas	12,637
1,407	Anheuser-Busch InBev NV	120,367
624	Anheuser-Busch InBev NV VVPR †	1
280	Belgacom SA	8,544
197	Delhaize Group SA	7,608
136	Groupe Bruxelles Lambert SA	10,101
400	KBC Groep NV	9,606
100	Solvay SA	11,588

Shares		Value
Belgium — (continued)
5,600	UCB SA	$308,160
		488,612
Bermuda — 0.6%
8,936	Seadrill, Ltd.(a)	351,047

Brazil — 1.1%
8,000	Banco Bradesco SA ADR (a)	128,560
6,400	Cia de Saneamento Basico do Estado de Sao Paulo ADR (a)	519,744
		648,304
Canada — 2.9%
4,500	Alimentation Couche Tard, Inc., Class B (a)	206,805
3,800	BCE, Inc. (a)	167,175
4,200	Canadian National Railway Co.	371,639
6,800	Husky Energy, Inc. (a)	182,744
2,900	Intact Financial Corp.	176,401
5,400	Pacific Rubiales Energy Corp.	129,027
6,800	Royal Bank of Canada (a)	391,081
		1,624,872
China — 1.2%
48,000	Anhui Conch Cement Co., Ltd., Class H	148,417
326,000	China Citic Bank Corp., Ltd., Class H (a)	153,712
260,000	China Minsheng Banking Corp., Ltd., Class H (a)	204,071
135,000	Dongyue Group	59,461
7,327	Foxconn International Holdings, Ltd. †	2,403
89,100	PICC Property & Casualty Co., Ltd., Class H	108,559
3,200	Sands China, Ltd.	11,848
		688,471
Denmark — 0.9%
3	AP Moller - Maersk A/S, Class B	21,448
300	Carlsberg A, Class B	26,577
841	Danske Bank A/S †	15,156
700	DSV A/S	15,715
657	Novo Nordisk A/S, Class B	103,395
625	Novozymes A, Class B	17,238
1,500	Topdanmark A †	293,120
350	Vestas Wind Systems A/S † (a)	2,483
		495,132
Finland — 1.6%
1,070	Fortum OYJ	19,715
260	Kone OYJ, Class B	18,021
5,740	Nokia OYJ	14,896
2,900	Nokian Renkaat OYJ	118,378
24,000	Pohjola Bank PLC, Class A	316,379
12,560	Sampo OYJ, Class A	391,381
1,450	Stora Enso OYJ, Class R	9,034
1,188	UPM-Kymmene OYJ	13,471
270	Wartsila OYJ Abp	9,369
		910,644
France — 4.7%
370	Accor SA	12,318
512	Air Liquide SA	63,463
4,580	Alcatel-Lucent † (a)	5,053
440	Alstom SA	15,403
2,840	AXA SA	42,281
1,648	BNP Paribas	78,134
450	Bouygues SA	10,943
290	Cap Gemini SA	12,255
964	Carrefour SA	19,997

Wilshire Variable Insurance Trust
International Equity Fund	September 30, 2012
Schedule of Investments	(Unaudited)

Shares		Value
France — (continued)
2,800	Christian Dior SA	$375,067
720	Cie de St.-Gobain	25,201
295	Cie Generale de Geophysique-Veritas †	9,474
2,245	Cie Generale des Etablissements Michelin, Class B	175,787
440	Cie Generale d'Optique Essilor International SA	41,173
720	CNP Assurances	9,397
1,610	Credit Agricole SA	11,074
950	Danone	58,453
370	Edenred	10,390
362	Electricite de France SA	7,569
3,492	France Telecom SA	42,287
2,418	GDF Suez	53,902
350	Lafarge SA	18,805
330	Lagardere SCA	9,014
490	L'Oreal SA	60,584
509	LVMH Moet Hennessy Louis Vuitton SA	76,410
40	Neopost SA	2,213
285	Pernod-Ricard SA	31,969
100	PPR	15,348
520	Publicis Groupe SA	29,085
560	Renault SA	26,239
1,946	Sanofi-Aventis SA	166,532
806	Schneider Electric SA	47,654
3,850	Societe BIC SA	465,012
1,185	Societe Generale	33,580
3,330	Sodexo	250,723
450	Suez Environnement Co. (a)	5,090
310	Technip SA	34,445
3,672	Total SA	182,682
132	Unibail-Rodamco SE	26,303
270	Vallourec SA (a)	11,407
867	Veolia Environnement SA (a)	9,328
604	Vinci SA	25,699
2,000	Vivendi SA	38,974
		2,646,717
Germany — 8.5%
3,600	Adidas AG	295,421
742	Allianz SE	88,493
4,952	BASF SE	418,425
5,189	Bayer AG	446,200
2,294	Bayerische Motoren Werke AG	168,218
165	Beiersdorf AG	12,118
6,279	Commerzbank AG †	11,233
213	Continental AG	20,890
1,439	Daimler AG	69,843
1,555	Deutsche Bank AG	61,593
350	Deutsche Boerse AG	19,368
1,323	Deutsche Post AG	25,846
4,911	Deutsche Telekom AG	60,394
2,952	E.ON AG	70,148
503	Fresenius Medical Care AG & Co. KGAA	36,895
4,907	Fresenius SE & Co. KGaA	569,786
3,550	Hannover Rueckversicherung AG	227,171
299	HeidelbergCement AG	15,705
210	Henkel AG & Co. KGaA	13,706
1,935	Infineon Technologies AG	12,299
404	K+S AG	19,903
260	Linde AG	44,813
3,881	Merck KGAA	479,082
310	Metro AG	9,287
2,631	Muenchener Rueckversicherungs AG (a)	411,390
884	RWE AG	39,557
8,380	SAP AG	596,349

Shares		Value
Germany — (continued)
1,353	Siemens AG	$135,328
280	Solarworld AG	551
720	ThyssenKrupp AG	15,338
2,164	Volkswagen AG	362,734
		4,758,084
Greece — 0.0%
1,070	Alpha Bank AE †	2,279
826	EFG Eurobank Ergasias SA	1,117
680	Hellenic Telecommunications Organization SA	2,542
875	National Bank of Greece SA †	2,111
500	OPAP SA	2,566
454	Piraeus Bank SA †	207
		10,822
Guernsey — 0.0%
3,229	Resolution, Ltd.	11,331

Hong Kong — 4.4%
14,800	AIA Group, Ltd.	54,840
4,840	Bank of East Asia, Ltd.	18,056
11,600	BOC Hong Kong Holdings, Ltd.	36,686
20,200	Cheung Kong Holdings, Ltd.	295,096
28,000	Cheung Kong Infrastructure Holdings	169,329
2,582	CLP Holdings, Ltd.	21,916
2,049	Esprit Holdings, Ltd. (a)	3,141
3,801	Hang Lung Properties, Ltd.	12,942
2,100	Hang Seng Bank, Ltd.	32,103
7,819	Hong Kong & China Gas Co., Ltd.	19,765
1,900	Hong Kong Exchanges and Clearing, Ltd. (a)	28,545
5,100	Hutchison Whampoa, Ltd.	49,183
25,000	Jardine Strategic Holdings, Ltd.	846,326
370,000	Lenovo Group, Ltd. (a)	305,028
8,258	Li & Fung, Ltd.	12,734
5,000	Link REIT	23,682
4,775	New World Development, Ltd.	7,358
3,100	Power Assets Holdings, Ltd.	26,322
101,000	SJM Holdings, Ltd.	218,254
1,900	Sun Hung Kai Properties, Ltd.	27,646
1,400	Swire Pacific, Ltd., Class A	17,092
121,000	Techtronic Industries Co.	220,174
5,000	Wharf Holdings, Ltd.	34,574
		2,480,792
India — 0.5%
5,500	Dr. Reddy's Laboratories, Ltd. ADR (a)	169,730
4,100	Tata Motors, Ltd. ADR (a)	105,288
		275,018
Indonesia — 1.0%
230,000	Bank Mandiri	196,262
41,000	Gudang Garam TBK PT	198,130
35,000	Indo Tambangraya Megah PT	153,554
		547,946
Ireland — 0.1%
1,331	CRH PLC	25,562
770	Elan Corp. PLC †	8,272
2,400	Experian PLC	39,962
		73,796
Isle of Man — 0.0%
12,000	Genting Singapore PLC (a)	13,341

Israel — 0.4%
1,223	Israel Chemicals, Ltd.	14,854

Wilshire Variable Insurance Trust
International Equity Fund	September 30, 2012
Schedule of Investments	(Unaudited)

Shares		Value
Israel — (continued)
1,500	Teva Pharmaceutical Industries, Ltd.	$61,918
3,800	Teva Pharmaceutical Industries, Ltd. ADR	157,358
		234,130
Italy — 1.0%
1,997	Assicurazioni Generali SpA	28,789
798	Atlantia SPA	12,413
4,660	Banca Monte dei Paschi di Siena SPA	1,354
1,530	Banco Popolare SC	2,293
10,820	Enel SPA	38,332
13,346	Eni SpA (a)	292,591
1,510	Fiat Industrial SpA	14,788
1,510	Fiat SPA (a)	8,077
1,090	Finmeccanica SPA (a)	5,181
20,320	Intesa Sanpaolo SPA	30,985
2,180	Intesa Sanpaolo SPA, RNC	2,828
2,310	Mediaset SPA	4,352
1,375	Mediobanca SPA	7,367
436	Saipem SpA	21,011
4,476	Snam Rete Gas SPA	19,854
14,324	Telecom Italia SPA	14,389
13,120	Telecom Italia SPA, RNC	11,493
8,022	UniCredit SpA	33,382
1,132	Unione di Banche Italiane SCPA	4,198
		553,677
Japan — 13.4%
300	Advantest Corp.	3,901
1,600	Aeon Co., Ltd. (a)	18,067
500	Aisin Seiki Co., Ltd. (a)	14,240
685	Ajinomoto Co., Inc.	10,729
1,100	Amada Co., Ltd.	4,806
13,200	Asahi Breweries, Ltd.	325,527
2,200	Asahi Glass Co., Ltd.	14,635
3,600	Asahi Kasei Corp.	18,557
900	Astellas Pharma, Inc.	45,612
4,100	Bank of Yokohama, Ltd. (The)	19,497
1,300	Bridgestone Corp.	30,150
1,998	Canon, Inc.	64,131
200	Central Japan Railway Co.	17,556
1,400	Chiba Bank, Ltd. (The)	8,138
878	Chubu Electric Power Co., Inc. (a)	11,401
500	Chugai Pharmaceutical Co., Ltd.	10,480
100	Credit Saison Co., Ltd.	2,416
2,100	Dai Nippon Printing Co., Ltd. (a)	14,643
18	Dai-ichi Life Insurance Co., Ltd. (a)	20,360
1,400	Daiichi Sankyo Co., Ltd.	23,061
600	Daikin Industries, Ltd.	15,519
13,300	Dainippon Sumitomo Pharma Co., Ltd. (a)	146,129
2,000	Daito Trust Construction Co., Ltd. (a)	200,768
308	Daiwa House Industry Co., Ltd.	4,463
2,900	Daiwa Securities Group, Inc. (a)	11,015
948	Denso Corp.	29,786
500	Dentsu, Inc.	12,664
2,600	East Japan Railway Co.	172,029
500	Eisai Co., Ltd. (a)	22,524
500	Electric Power Development Co., Ltd.	13,166
300	FANUC Corp.	48,287
100	Fast Retailing Co., Ltd.	23,224
1,000	FUJIFILM Holdings Corp. (a)	16,749
4,600	Fujitsu, Ltd. (a)	17,270
1,900	Fukuoka Financial Group, Inc.	7,715
217	Hankyu Hanshin Holdings, Inc. (a)	1,172
100	Hirose Electric Co., Ltd.	11,195
8,773	Hitachi, Ltd.	48,717
509	Hokkaido Electric Power Co., Inc. (a)	4,132
1,600	Hokuhoku Financial Group, Inc.	2,473

Shares		Value
Japan — (continued)
2,900	Honda Motor Co., Ltd.	$89,626
900	Hoya Corp.	19,744
200	Ibiden Co., Ltd. (a)	2,926
3	INPEX Corp.	17,834
23,400	ITOCHU Corp. (a)	236,230
1,164	Japan Steel Works, Ltd. (The) (a)	6,468
1,600	Japan Tobacco, Inc.	47,894
700	JFE Holdings, Inc.	9,222
7,000	JGC Corp.	233,130
2,000	Joyo Bank, Ltd. (The)	9,781
1,200	JTEKT Corp.	9,485
2,261	JX Holdings, Inc.	12,351
4,300	Kajima Corp.	11,730
1,100	Kansai Electric Power Co., Inc. (The)	8,580
1,000	Kao Corp.	29,401
500	KDDI Corp. (a)	38,781
1,015	Keio Corp. (a)	7,648
121	Keyence Corp.	30,986
3,300	Kintetsu Corp. (a)	12,923
1,900	Kirin Holdings Co., Ltd.	25,406
6,100	Kobe Steel, Ltd. (a)	4,833
1,800	Komatsu, Ltd. (a)	35,280
1,100	Konica Minolta Holdings, Inc.	8,462
1,133	Kubota Corp.	11,435
1,000	Kuraray Co., Ltd.	11,357
300	Kyocera Corp.	25,995
700	Kyushu Electric Power Co., Inc.	5,773
700	LIXIL Group Corp. (a)	16,681
3,800	Makita Corp.	147,094
3,200	Marubeni Corp. (a)	20,344
900	Marui Group Co., Ltd. (a)	6,364
4,100	Miraca Holdings, Inc.	184,123
1,800	Mitsubishi Chemical Holdings Corp. (a)	6,875
8,800	Mitsubishi Corp.	159,393
3,200	Mitsubishi Electric Corp.	23,586
2,200	Mitsubishi Estate Co., Ltd.	42,064
1,400	Mitsubishi Gas Chemical Co., Inc.	7,022
6,000	Mitsubishi Heavy Industries, Ltd. (a)	25,948
4,600	Mitsubishi Materials Corp.	14,472
22,456	Mitsubishi UFJ Financial Group, Inc.	105,084
2,800	Mitsui & Co., Ltd.	39,283
1,600	Mitsui Fudosan Co., Ltd. (a)	31,972
2,700	Mitsui OSK Lines, Ltd.	6,282
220,500	Mizuho Financial Group, Inc.	357,880
750	MS&AD Insurance Group Holdings	12,947
500	Murata Manufacturing Co., Ltd. (a)	26,618
1,583	NEC Corp.	2,512
100	Nidec Corp. (a)	7,305
800	Nikon Corp.	21,998
137	Nintendo Co., Ltd.	17,402
1,056	Nippon Electric Glass Co., Ltd.	5,819
2,100	Nippon Express Co., Ltd.	7,954
15,575	Nippon Steel Corp. (a)	31,893
7,800	Nippon Telegraph & Telephone Corp.	371,125
2,800	Nippon Yusen KK	4,946
5,200	Nissan Motor Co., Ltd.	44,256
400	Nitto Denko Corp. (a)	19,040
475	NKSJ Holdings, Inc.	9,263
6,700	Nomura Holdings, Inc.	23,926
2,100	NSK, Ltd.	12,197
3	NTT Data Corp.	9,419
24	NTT DoCoMo, Inc.	38,776
1,100	Obayashi Corp. (a)	5,013
400	Olympus Corp. (a)	7,810
500	Omron Corp. (a)	9,608
180	ORIX Corp. (a)	18,029

Wilshire Variable Insurance Trust
International Equity Fund	September 30, 2012
Schedule of Investments	(Unaudited)

Shares		Value
Japan — (continued)
47,800	Osaka Gas Co., Ltd.	$210,311
4,165	Panasonic Corp. (a)	27,557
1,600	Rakuten, Inc.	16,269
4,400	Resona Holdings, Inc.	18,016
1,100	Ricoh Co., Ltd. (a)	9,289
200	Rohm Co., Ltd.	6,735
300	Secom Co., Ltd.	15,637
400	Sega Sammy Holdings, Inc.	7,548
300	Seiko Epson Corp. (a)	1,832
19,000	Sekisui Chemical Co., Ltd.	153,029
1,700	Sekisui House, Ltd.	16,877
5,700	Seven & I Holdings Co., Ltd.	174,667
1,900	Sharp Corp. (a)	4,699
3,800	Shimano, Inc.	275,904
700	Shin-Etsu Chemical Co., Ltd.	39,339
1,300	Shinsei Bank, Ltd.	1,679
1,100	Shionogi & Co., Ltd.	16,763
700	Shiseido Co., Ltd. (a)	9,595
2,100	Shizuoka Bank, Ltd. (The)	21,488
2,800	Showa Denko KK	4,443
138	SMC Corp. (a)	22,209
11,300	Softbank Corp. (a)	456,877
4,544	Sojitz Corp.	5,875
1,800	Sony Corp.	21,048
3,200	Sumitomo Chemical Co., Ltd. (a)	8,152
21,200	Sumitomo Corp. (a)	285,195
1,900	Sumitomo Electric Industries, Ltd.	20,094
1,800	Sumitomo Heavy Industries, Ltd. (a)	6,136
1,300	Sumitomo Metal Mining Co., Ltd. (a)	16,356
2,400	Sumitomo Mitsui Financial Group, Inc.	74,780
5,774	Sumitomo Mitsui Trust Holdings, Inc.	17,142
1,000	Sumitomo Realty & Development Co., Ltd. (a)	26,499
1,000	Suzuki Motor Corp.	19,423
600	T&D Holdings, Inc.	6,478
1,300	Takashimaya Co., Ltd.	8,913
1,300	Takeda Pharmaceutical Co., Ltd.	59,810
200	TDK Corp. (a)	7,437
3,100	Teijin, Ltd. (a)	7,575
400	Terumo Corp.	17,198
2,500	Tobu Railway Co., Ltd. (a)	13,452
900	Tohoku Electric Power Co., Inc. (a)	7,233
1,391	Tokio Marine Holdings, Inc.	35,396
1,700	Tokyo Electric Power Co., Inc. (The)	2,798
300	Tokyo Electron, Ltd. (a)	12,780
6,500	Tokyo Gas Co., Ltd.	35,743
3,000	Tokyu Corp.	14,330
2,100	Toppan Printing Co., Ltd. (a)	12,180
2,700	Toray Industries, Inc. (a)	15,973
6,000	Toshiba Corp. (a)	19,230
9,700	Toyota Industries Corp.	271,527
4,755	Toyota Motor Corp.	186,440
500	Toyota Tsusho Corp.	10,681
6,500	Unicharm Corp. (a)	372,680
400	West Japan Railway Co.	17,082
34	Yahoo Japan Corp. (a)	12,935
190	Yamada Denki Co., Ltd. (a)	8,335
600	Yamaha Motor Co., Ltd. (a)	5,236
700	Yamato Holdings Co., Ltd. (a)	11,071
		7,536,484
Jersey — 0.1%
709	Atrium European Real Estate, Ltd.	3,702
243	Randgold Resources, Ltd.	29,892
1,154	Shire PLC	34,042
		67,636

Shares		Value
Luxembourg — 0.4%
1	APERAM	$16
1,645	ArcelorMittal (a)	23,679
173	Millicom International Cellular SA	16,052
818	SES SA	22,244
460	Subsea 7 SA (a)	10,626
8,997	Tenaris SA	184,115
		256,732
Malaysia — 0.6%
65,000	AMMB Holdings BHD	135,037
104,000	Axiata Group BHD	220,842
		355,879
Mexico — 2.2%
125,000	Alfa SAB de CV, Class A	232,680
151,800	America Movil SAB de CV, Ser L	193,410
51,000	Grupo Financiero Banorte SAB de CV, Class O	288,247
45,200	Grupo Mexico SAB de CV, Ser B	149,382
22,000	Mexichem SAB de CV	104,926
99,100	Wal-Mart de Mexico SAB de CV (a)	279,090
		1,247,735
Netherlands — 2.2%
1,766	Aegon NV	9,181
296	Akzo Nobel NV	16,714
6,706	ASML Holding NV	358,694
690	European Aeronautic Defence and Space Co. NV	21,869
600	Heineken NV	35,766
7,441	ING Groep NV, CVA †	58,934
1,780	Koninklijke Ahold NV	22,294
3,230	Koninklijke DSM NV	161,126
2,352	Koninklijke KPN NV	17,904
1,840	Koninklijke Philips Electronics NV	42,959
1,033	PostNL NV	3,594
1,203	Reed Elsevier NV	16,045
5,853	Royal Dutch Shell PLC, Class A	202,842
4,425	Royal Dutch Shell PLC, Class B	157,468
922	TNT Express NV	9,621
2,643	Unilever NV, CVA	93,737
660	Wolters Kluwer NV	12,399
		1,241,147
New Zealand — 0.0%
1,409	Chorus, Ltd.	3,786
7,043	Telecom Corp. of New Zealand, Ltd.	13,866
		17,652
Norway — 1.3%
1,622	DnB NOR ASA	19,869
2,200	Norsk Hydro ASA (a)	10,339
2,150	Orkla ASA	16,381
24,872	Statoil ASA	641,862
965	Telenor ASA	18,835
404	Yara International ASA	20,286
		727,572
Portugal — 0.0%
3,730	Banco Comercial Portugues SA, Class R †	307
4,750	Energias de Portugal SA	13,050
770	Portugal Telecom SGPS SA	3,805
		17,162
Russia — 1.3%
5,650	Lukoil OAO ADR	349,222
8,800	Tatneft ADR	366,049
		715,271

Wilshire Variable Insurance Trust
International Equity Fund	September 30, 2012
Schedule of Investments	(Unaudited)

Shares		Value
Singapore — 2.9%
18,000	CapitaMalls Asia, Ltd.	$24,095
3,000	DBS Group Holdings, Ltd.	35,041
14,800	Jardine Cycle & Carriage, Ltd.	577,699
17,398	Keppel Corp., Ltd.	160,858
6,000	Oversea-Chinese Banking Corp., Ltd.	45,505
1,825	SATS, Ltd.	3,981
2,500	Singapore Airlines, Ltd.	21,820
11,000	Singapore Technologies Engineering, Ltd.	31,651
107,200	Singapore Telecommunications, Ltd.	279,143
27,200	United Overseas Bank, Ltd.	433,758
4,000	Wilmar International, Ltd.	10,562
		1,624,113
South Africa — 3.6%
13,400	Aspen Pharmacare Holdings, Ltd.	230,588
5,000	Foschini Group, Ltd.	75,979
6,900	Imperial Holdings, Ltd.	155,235
40,000	Life Healthcare Group Holdings, Ltd.	152,818
9,400	MTN Group, Ltd.	181,468
22,000	Remgro, Ltd.	384,622
5,400	Sasol, Ltd.	240,785
6,200	Tiger Brands, Ltd.	203,374
54,000	Woolworths Holdings, Ltd.	394,312
		2,019,181
South Korea — 3.5%
1,300	Daelim Industrial Co., Ltd.	110,065
10,500	Hyundai Marine & Fire Insurance Co., Ltd.	325,007
1,100	Hyundai Motor Co.	248,113
3,800	Kia Motors Corp.	236,107
1,725	Samsung Electronics Co., Ltd. GDR	1,040,436
		1,959,728
Spain — 0.8%
609	Abertis Infraestructuras SA	8,976
138	Acciona SA	7,861
144	ACS Actividades de Construccion y Servicios SA	2,968
6,885	Banco Bilbao Vizcaya Argentaria SA	54,171
1,882	Banco Popular Espanol SA	4,120
15,222	Banco Santander SA †	113,623
964	Distribuidora Internacional de Alimentacion SA (a)	5,324
828	Ferrovial SA	10,787
210	Fomento de Construcciones y Contratas SA	2,744
6,683	Iberdrola SA	30,301
380	Inditex SA	47,216
1,348	Indra Sistemas SA (a)	13,085
1,540	Repsol YPF SA	29,928
7,636	Telefonica SA	102,060
		433,164
Sweden — 2.8%
800	Assa Abloy AB, Class B	25,974
640	Atlas Copco AB, Class B	13,415
1,100	Atlas Copco AB, Class A	25,703
600	Electrolux AB, Ser B	14,826
1,690	Hennes & Mauritz AB, Class B	58,817
6,200	Nordea Bank AB	61,368
2,000	Sandvik AB	27,202
1,000	Scania AB, Class B	18,384
1,100	Securitas AB, Class B	8,266
3,840	Skandinaviska Enskilda Banken AB, Class A	32,177
12,700	SKF AB, Class B	274,443
799	SSAB AB, Class A	5,689

Shares		Value
Sweden — (continued)
1,500	Svenska Cellulosa AB, Class B	$27,888
10,221	Svenska Handelsbanken AB, Class A	383,584
25,113	Swedbank AB, Class A	472,350
5,609	Telefonaktiebolaget LM Ericsson, Class B	51,160
4,100	TeliaSonera AB	29,502
2,283	Volvo AB, Class B	32,075
		1,562,823
Switzerland — 2.8%
13,641	ABB, Ltd.	255,948
130	Actelion, Ltd.	6,516
340	Adecco SA (a)	16,230
775	Cie Financiere Richemont SA	46,534
1,930	Credit Suisse Group AG (a)	40,808
90	Geberit AG	19,602
530	Holcim, Ltd.	33,756
673	Julius Baer Group, Ltd.	23,475
5,390	Nestle SA	340,095
325	Nobel Biocare Holding AG	3,259
3,654	Novartis AG	223,638
1,203	Roche Holding AG	225,017
16	SGS SA	32,903
1,470	STMicroelectronics NV	7,934
79	Swatch Group AG (The)	31,549
66	Swiss Life Holding AG (a)	7,883
481	Swiss Re, Ltd.	30,949
48	Swisscom AG	19,324
166	Syngenta AG	62,098
640	Transocean, Ltd.	28,652
6,220	UBS AG	75,740
260	Zurich Insurance Group AG	64,820
		1,596,730
Thailand — 1.5%
26,500	Advanced Info Service PCL	184,033
29,000	Bangkok Bank PCL	182,310
59,800	PTT Exploration & Production PCL	315,053
28,000	Siam Commercial Bank PCL	152,833
		834,229
Turkey — 0.5%
16,100	Haci Omer Sabanci Holding AS	70,630
48,825	KOC Holding AS	195,392
		266,022
United Kingdom — 13.9%
2,297	3i Group PLC	8,278
566	Aggreko PLC	21,188
2,159	Anglo American PLC	63,557
2,368	ARM Holdings PLC	22,102
2,142	AstraZeneca PLC	102,270
4,840	Aviva PLC	25,010
6,290	BAE Systems PLC	33,071
20,206	Barclays PLC	70,168
5,496	BG Group PLC	111,210
21,463	BHP Billiton PLC	670,250
79,897	BP PLC	563,266
18,843	British American Tobacco PLC	968,220
1,069	British Land Co. PLC	9,029
2,330	British Sky Broadcasting Group PLC	27,966
15,169	BT Group PLC, Class A	56,546
4,422	Cable & Wireless Communications PLC	2,579
1,307	Cairn Energy PLC	5,821
1,219	Capita Group PLC (The)	15,267
400	Carnival PLC	14,734
9,673	Centrica PLC	51,186
22,680	Compass Group PLC	250,711
3,710	Diageo PLC	104,467

Wilshire Variable Insurance Trust
International Equity Fund	September 30, 2012
Schedule of Investments	(Unaudited)

Shares		Value
United Kingdom — (continued)
45,000	G4S PLC	$193,288
7,975	GlaxoSmithKline PLC	184,085
490	Hammerson PLC	3,577
2,878	Home Retail Group PLC (a)	4,149
64,259	HSBC Holdings PLC	596,952
10,560	Imperial Tobacco Group PLC	391,213
619	Intercontinental Hotels Group PLC	16,255
3,120	J Sainsbury PLC	17,534
334	Johnson Matthey PLC	13,046
4,950	Kingfisher PLC	21,161
970	Land Securities Group PLC	11,954
13,730	Legal & General Group PLC	29,312
69,344	Lloyds Banking Group PLC †	43,663
350	London Stock Exchange Group PLC	5,339
3,512	Man Group PLC	4,683
2,730	Marks & Spencer Group PLC	15,755
5,759	National Grid PLC	63,527
95	Next PLC	5,300
10,710	Old Mutual PLC	29,465
1,340	Pearson PLC	26,195
31,959	Prudential PLC	414,997
1,018	Reckitt Benckiser Group PLC	58,652
1,930	Reed Elsevier PLC	18,477
2,290	Rexam PLC	16,113
5,489	Rio Tinto PLC	256,662
3,689	Rolls-Royce Holdings PLC	50,325
2,855	Royal Bank of Scotland Group PLC †	11,862
5,679	RSA Insurance Group PLC	10,153
1,780	SABMiller PLC	78,320
2,200	Sage Group PLC (The)	11,148
1,550	Scottish & Southern Energy PLC	34,879
500	Severn Trent PLC	13,558
2,010	Smith & Nephew PLC	22,173
641	Smiths Group PLC	10,768
19,500	Standard Chartered PLC	441,850
13,225	Tesco PLC	71,019
1,461	Tullow Oil PLC	32,411
1,971	Unilever PLC	71,965
1,228	United Utilities Group PLC	14,197
152,196	Vodafone Group PLC	432,486
35,000	WH Smith PLC	366,005
5,225	Whitbread PLC	191,641
30,000	William Hill PLC	153,699
5,515	WM Morrison Supermarkets PLC	25,428
586	Wolseley PLC	25,067
2,730	WPP PLC	37,185
3,750	Xstrata PLC	58,174
		7,802,563
United States — 0.2%
1,100	Philip Morris International, Inc.	98,934

Total Common Stock
(Cost $47,526,963)		49,750,750

SHORT-TERM INVESTMENTS (c)— 10.3%
5,370,525	Northern Institutional Liquid Asset Portfolio, 0.010% (d)	5,370,525
402,027	Northern Trust Institutional Government Select Portfolio, 0.010%	402,027

Total Short-Term Investments
(Cost $5,772,552)		5,772,552

Shares		Value

EXCHANGE-TRADED FUNDS — 9.7%
400	iShares MSCI EAFE Index Fund	$21,200
130,500	Vanguard MSCI Emerging Markets ETF	5,448,375
		5,469,575
Total Exchange-Traded Fund
(Cost $5,966,590)		5,469,575

PREFERRED STOCK — 0.9%
Brazil — 0.2%
2,714	Cia de Bebidas das Americas	103,419

Germany — 0.7%
4,276	Henkel AG & Co. KGAA	340,620
190	Porsche Automobil Holding SE	11,387
284	Volkswagen AG	51,928
		403,935
Total Preferred Stock
(Cost $450,453)		507,354
RIGHT — 0.0%
295	Cie Generale, Expires 10/12/12 †	476

Total Right (Cost $–)		476

PRIVATE COMPANY — 0.0%
Malta — 0.0%
7,765	BGP Holdings PLC † (b)	—

Total Private Company
(Cost $–)		—
Total Investments — 109.3%
(Cost $59,716,558)‡		61,500,707
Other Assets & Liabilities, Net — (9.3)%		(5,235,858)
NET ASSETS — 100.0%		$56,264,849

†	Non-income producing security.
‡	At September 30, 2012, the tax basis cost of the Fund's investments was $59,716,558, and the unrealized appreciation and depreciation were $7,423,662 and $(5,639,513), respectively.
(a)	This security or a partial position of this security is on loan at September 30, 2012. The total market value of securities on loan at September 30, 2012 was $5,550,390.
(b)	Security fair valued using methods determined in good faith by the Pricing Committee. As of September 30, 2012, the total market value of this security was $0 and represented 0.0% of Net Assets.
(c)	Rate shown is 7-day effective yield as of September 30, 2012.
(d)	The security was purchased with cash collateral held from securities on loan. The total value of such security at September 30, 2012 was $5,370,525. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $479,620.

ADR — American Depositary Receipt
GDR — Global Depositary Receipt
ETF— Exchange Traded Fund
PLC— Public Limited Company
REIT — Real Estate Investment Trust

Amounts designated as “—”are either $0 or have been rounded to $0.

Wilshire Variable Insurance Trust
International Equity Fund	September 30, 2012
Schedule of Investments	(Unaudited)

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2*	Level 3		Total
Common Stock
Australia	$—	$2,517,934	$—		$2,517,934
Austria	—	39,323	—		39,323
Belgium	1	488,611	—		488,612
Bermuda	—	351,047	—		351,047
Brazil	648,304	—	—		648,304
Canada	1,624,872	—	—		1,624,872
China	—	688,471	—		688,471
Denmark	—	495,132	—		495,132
Finland	—	910,644	—		910,644
France	—	2,646,717	—		2,646,717
Germany	—	4,758,084	—		4,758,084
Greece	—	10,822	—		10,822
Guernsey	—	11,331	—		11,331
Hong Kong	—	2,480,792	—		2,480,792
India	275,018	—	—		275,018
Indonesia	—	547,946	—		547,946
Ireland	—	73,796	—		73,796
Isle of Man	—	13,341	—		13,341
Israel	157,358	76,772	—		234,130
Italy	—	553,677	—		553,677
Japan	—	7,536,484	—		7,536,484
Jersey	—	67,636	—		67,636
Luxembourg	—	256,732	—		256,732
Malaysia	—	355,879	—		355,879
Mexico	1,247,735	—	—		1,247,735
Netherlands	—	1,241,147	—		1,241,147
New Zealand	—	17,652	—		17,652
Norway	—	727,572	—		727,572
Portugal	—	17,162	—		17,162
Russia	—	715,271	—		715,271
Singapore	—	1,624,113	—		1,624,113
South Africa	—	2,019,181	—		2,019,181
South Korea	—	1,959,728	—		1,959,728
Spain	—	433,164	—		433,164
Sweden	—	1,562,823	—		1,562,823
Switzerland	—	1,596,730	—		1,596,730
Thailand	—	834,229	—		834,229
Turkey	—	266,022	—		266,022
United Kingdom	—	7,802,563	—		7,802,563
United States	98,934	—	—		98,934
	$4,052,222	$45,698,528	$—		$49,750,750

Short-Term Investments	5,772,552	—	—		5,772,552

Exchange-Traded Funds	5,469,575	—	—		5,469,575

Preferred Stock
Brazil	103,419	—	—		103,419
Germany	—	403,935	—		403,935
	103,419	403,935	—		507,354

Right	476	—	—		—

Private Company
Malta	—	—	—	^	—

Total Investments in Securities	$15,398,244	$46,102,463	$—		$61,500,707
*	Represents securities trading primarily outside the United States, the value of which were adjusted as a result of local trading through the application of a third-party vendor service.
^
This security was categorized as Level 3 and had a market value of $0 as of September 30, 2012 and the value has remained zero throughout the period ended September 30, 2012. There were no accrued discounts/premiums, realized gain/(loss), change in unrealized appreciation/(depreciation), purchases, sales or transfers in or out of Level 3 during the period ended September 30, 2012.

For the period ended September 30, 2012, the transfers out of Level 1 and into Level 2 were $5,889,008 and the transfers out of Level 2 into Level 1 were $(17,709,993). The transfers were related to the fair value of certain international securities.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

Wilshire Variable Insurance Trust
Socially Responsible Fund	September 30, 2012
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 96.6%
Consumer Discretionary — 14.5%
190	Amazon.com, Inc. †	$48,321
26,856	Comcast Corp., Class A	960,639
8,890	Ford Motor Co.(a)	87,656
1,960	Harley-Davidson, Inc.	83,045
12,343	Home Depot, Inc. (The)	745,147
1,180	Honda Motor Co., Ltd. ADR	36,462
2,760	Lennar Corp., Class A(a)	95,965
4,205	Marriott International, Inc., Class A(a)	164,415
2,666	McDonald's Corp.	244,606
14,060	News Corp., Class B	348,688
10,174	News Corp., Class A	249,568
3,370	Starwood Hotels & Resorts Worldwide, Inc.	195,325
24,554	Target Corp.	1,558,442
12,840	TJX Cos., Inc.	575,103
10,230	Toll Brothers, Inc. †(a)	339,943
24,074	Walt Disney Co. (The)	1,258,589
4,584	Yum! Brands, Inc.	304,103
		7,296,017
Consumer Staples — 11.2%
15,262	Coca-Cola Co. (The)	578,888
9,142	Costco Wholesale Corp.	915,343
10,080	CVS Caremark Corp.	488,073
10,880	Estee Lauder Cos., Inc. (The), Class A(a)	669,882
4,998	General Mills, Inc.	199,170
4,900	HJ Heinz Co.(a)	274,155
1,640	Kellogg Co.	84,723
3,646	Kimberly-Clark Corp.(a)	312,754
9,760	McCormick & Co., Inc.	605,510
7,506	Mondelez International, Inc., Class A	310,373
5,824	PepsiCo, Inc.	412,164
11,195	Procter & Gamble Co. (The)	776,485
		5,627,520
Energy — 6.9%
3,600	Anadarko Petroleum Corp.	251,712
4,416	Apache Corp.(a)	381,851
3,055	Cameron International Corp. †	171,294
7,960	ConocoPhillips	455,153
9,712	Devon Energy Corp.	587,576
2,540	Diamond Offshore Drilling, Inc.(a)	167,157
3,220	Hess Corp.	172,978
5,250	National Oilwell Varco, Inc.	420,578
9,790	Petroleo Brasileiro SA ADR	224,583
1,235	Phillips 66	57,267
4,994	Schlumberger, Ltd.	361,216
3,382	Spectra Energy Corp.	99,296
8,246	Weatherford International, Ltd. †	104,559
		3,455,220
Financials — 15.1%
260	Alleghany Corp. †(a)	89,685
3,590	American Express Co.	204,128
8,157	American Tower Corp., Class A	582,328
18,786	Annaly Capital Management, Inc.(a)	316,356
5	Berkshire Hathaway, Inc., Class A †	663,500
6,820	Capital One Financial Corp.	388,808
13,621	Citigroup, Inc.	445,679
1,380	Comerica, Inc.(a)	42,849
15,172	Forest City Enterprises, Inc., Class A †(a)	240,476
17,917	JPMorgan Chase & Co.	725,280
17,142	MetLife, Inc.(a)	590,713
13,900	SunTrust Banks, Inc.	392,953

Shares		Value
Financials — (continued)
16,680	Travelers Cos., Inc. (The)	$1,138,577
7,670	U.S. Bancorp	263,081
3,317	Visa, Inc., Class A	445,407
31,689	Wells Fargo & Co.	1,094,221
		7,624,041
Health Care — 11.4%
2,637	Abbott Laboratories	180,793
3,002	Amgen, Inc.(a)	253,129
18,634	Bristol-Myers Squibb Co.(a)	628,898
6,330	Covidien PLC	376,129
3,510	Express Scripts Holding Co. †	219,972
10,525	GlaxoSmithKline PLC ADR(a)	486,676
13,974	Johnson & Johnson(a)	962,948
16,703	Merck & Co., Inc.	753,305
2,550	Onyx Pharmaceuticals, Inc. †(a)	215,475
48,744	Pfizer, Inc.	1,211,288
4,850	Thermo Fisher Scientific, Inc.	285,325
3,320	UnitedHealth Group, Inc.	183,961
		5,757,899
Industrials — 7.6%
2,870	3M Co.(a)	265,245
4,050	Covanta Holding Corp.(a)	69,498
1,040	Deere & Co.(a)	85,789
6,103	Eaton Corp.(a)	288,428
8,570	Emerson Electric Co.	413,674
650	Flowserve Corp.	83,031
44,945	General Electric Co.	1,020,701
4,640	Honeywell International, Inc.	277,240
9,780	Tyco International, Ltd.	550,223
9,691	United Parcel Service, Inc., Class B	693,585
2,364	Waste Management, Inc.	75,837
		3,823,251
Information Technology — 19.3%
3,641	Apple, Inc.	2,429,493
4,750	ASML Holding NV, NY Shares, Class G(a)	254,980
3,600	Autodesk, Inc. †(a)	120,132
8,628	Automatic Data Processing, Inc.(a)	506,119
380	BMC Software, Inc. †	15,766
7,510	Broadcom Corp., Class A	259,696
21,222	Cisco Systems, Inc.	405,128
2,580	Citrix Systems, Inc. †	197,551
13,189	eBay, Inc. †	638,479
7,692	EMC Corp. †	209,761
5,960	Facebook, Inc., Class A †(a)	129,034
1,553	Google, Inc., Class A †	1,171,739
5,010	Intel Corp.	113,627
4,624	International Business Machines Corp.	959,249
660	LinkedIn Corp., Class A †	79,464
41,412	Microsoft Corp.	1,233,249
2,344	Motorola Solutions, Inc.	118,489
5,540	Oracle Corp.	174,455
8,069	QUALCOMM, Inc.	504,232
1,780	SAP AG ADR(a)	126,967
3,980	Texas Instruments, Inc.	109,649
		9,757,259
Materials — 4.5%
13,960	Alcoa, Inc.(a)	123,546
3,597	BHP Billiton, Ltd. ADR(a)	246,790
1,437	Celanese Corp., Ser A	54,477
7,155	Ecolab, Inc.	463,715
3,105	EI du Pont de Nemours & Co.(a)	156,088
12,170	International Paper Co.	442,014

Wilshire Variable Insurance Trust
Socially Responsible Fund	September 30, 2012
Schedule of Investments	(Unaudited)

Shares		Value
Materials — (continued)
1,760	LyondellBasell Industries NV, Class A(a)	$90,922
6,183	PPG Industries, Inc.	710,056
		2,287,608
Telecommunication Services — 3.1%
20,749	AT&T, Inc.(a)	782,238
17,581	Verizon Communications, Inc.	801,166
		1,583,404
Utilities — 3.0%
8,117	NextEra Energy, Inc.	570,869
16,340	NV Energy, Inc.	294,283
4,720	Sempra Energy	304,393
8,590	Wisconsin Energy Corp.	323,585
		1,493,130
Total Common Stock
(Cost $34,793,126)		48,705,349

SHORT-TERM INVESTMENTS (c) — 20.6%
8,554,318	Northern Institutional Liquid Asset Portfolio, 0.010% (b)	8,554,318
1,858,870	Northern Trust Institutional Government Select Portfolio, 0.010%	1,858,870

Total Short-Term Investments
(Cost $10,413,188)		10,413,188
Total Investments — 117.2%
(Cost $45,206,314)‡		59,118,537
Other Assets & Liabilities, Net — (17.2)%		(8,676,166)
NET ASSETS — 100.0%		$50,442,371

†	Non-income producing security.
‡	At September 30, 2012, the tax basis cost of the Fund's investments was $45,206,314, and the unrealized appreciation and depreciation were $14,740,318 and $(828,095), respectively.
(a)	This security or a partial position of this security is on loan at September 30, 2012. The total market value of securities on loan at September 30, 2012 was $8,397,519.82.
(b)
This security was purchased with cash collateral held from securities on loan. The total value of such security at September 30, 2012 was $8,554,318. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $61,817.

(c)	Rate shown is the 7-day effective yield as of September 30, 2012.

ADR — American Depositary Receipt
NY— New York
PLC— Public Limited Company

For the period ended September 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

As of September 30, 2012, all of the Fund’s investments in securities were considered Level 1.  For the period ended September 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

Wilshire Variable Insurance Trust	September 30, 2012
Schedule of Investments	(Unaudited)

	2015 ETF Fund
Shares		Value

EXCHANGE TRADED FUNDS — 98.7%
50,369	iShares Barclays TIPS Bond Fund	$6,132,929
32,740	Market Vectors Emerging Markets Local Currency Bond ETF	868,265
14,380	SPDR Barclays Capital High Yield Bond ETF	578,364
14,386	SPDR Barclays Capital International Treasury Bond ETF	885,458
11,390	Vanguard Global ex-U.S. Real Estate ETF	585,788
26,550	Vanguard Intermediate-Term Corporate Bond ETF	2,328,169
105,040	Vanguard MSCI EAFE ETF (a)	3,452,665
27,726	Vanguard MSCI Emerging Markets ETF (a)	1,157,561
8,676	Vanguard REIT ETF (a)	563,680
123,970	Vanguard S&P 500 ETF	8,172,102
10,037	Vanguard Small-Cap Growth ETF	885,665
16,499	Vanguard Small-Cap Value ETF	1,186,608
23,740	Vanguard Total Bond Market ETF	2,021,461

Total Exchange Traded Funds
(Cost $26,652,638)		28,818,715

SHORT-TERM INVESTMENTS (c)— 6.9%
1,655,368	Northern Institutional Liquid Asset Portfolio, 0.010%(b)	1,655,368
357,433	Northern Trust Institutional Government Select Portfolio, 0.010%	357,433

Total Short-Term Investments
(Cost $2,012,801)		2,012,801
Total Investments — 105.6%
(Cost $28,665,439)†		30,831,516
Other Assets & Liabilities, Net — (5.6)%		(1,635,865)
NET ASSETS — 100.0%		$29,195,651

	2025 ETF Fund
Shares		Value

EXCHANGE TRADED FUNDS — 97.5%
44,628	iShares Barclays TIPS Bond Fund	$5,433,905
40,590	Market Vectors Emerging Markets Local Currency Bond ETF	1,076,447
17,836	SPDR Barclays Capital High Yield Bond ETF	717,364
17,842	SPDR Barclays Capital International Treasury Bond ETF	1,098,175
14,130	Vanguard Global ex-U.S. Real Estate ETF	726,706
16,480	Vanguard Intermediate-Term Corporate Bond ETF	1,445,131
152,160	Vanguard MSCI EAFE ETF (a)	5,001,499
34,401	Vanguard MSCI Emerging Markets ETF	1,436,242
10,760	Vanguard REIT ETF	699,077
170,170	Vanguard S&P 500 ETF (a)	11,217,606
12,490	Vanguard Small-Cap Growth ETF (a)	1,102,118
25,517	Vanguard Small-Cap Value ETF	1,835,183
46,262	Vanguard Total Bond Market ETF	3,939,209

Total Exchange Traded Funds
(Cost $33,260,986)		35,728,662

SHORT-TERM INVESTMENTS (c)— 20.6%
6,626,041	Northern Institutional Liquid Asset Portfolio, 0.010%(b)	6,626,041
913,156	Northern Trust Institutional Government Select Portfolio, 0.010%	913,156

Total Short-Term Investments
(Cost $7,539,197)		7,539,197
Total Investments — 118.1%
(Cost $40,800,183)†		43,267,859
Other Assets & Liabilities, Net — (18.1)%		(6,643,145)
NET ASSETS — 100.0%		$36,624,714

Wilshire Variable Insurance Trust	September 30, 2012
Schedule of Investments	(Unaudited)

	2035 ETF Fund
Shares		Value

EXCHANGE TRADED FUNDS — 97.1%
25,911	iShares Barclays TIPS Bond Fund	$3,154,923
29,450	Market Vectors Emerging Markets Local Currency Bond ETF	781,014
19,430	SPDR Barclays Capital High Yield Bond ETF	781,475
12,946	SPDR Barclays Capital International Treasury Bond ETF	796,826
15,380	Vanguard Global ex-U.S. Real Estate ETF	790,993
22,420	Vanguard Intermediate-Term Corporate Bond ETF	1,966,010
236,320	Vanguard MSCI EAFE ETF	7,767,838
37,529	Vanguard MSCI Emerging Markets ETF	1,566,836
11,704	Vanguard REIT ETF	760,409
209,060	Vanguard S&P 500 ETF (a)	13,781,235
13,599	Vanguard Small-Cap Growth ETF (a)	1,199,976
22,221	Vanguard Small-Cap Value ETF	1,598,134
45,764	Vanguard Total Bond Market ETF	3,896,805

Total Exchange Traded Funds
(Cost $36,853,741)		38,842,474

SHORT-TERM INVESTMENTS (c) — 10.9%
3,139,010	Northern Institutional Liquid Asset Portfolio, 0.010%(b)	3,139,010
1,206,170	Northern Trust Institutional Government Select Portfolio, 0.010%	1,206,170

Total Short-Term Investments
(Cost $4,345,180)		4,345,180
Total Investments — 108.0%
(Cost $41,198,921)†		43,187,654
Other Assets & Liabilities, Net — (8.0)%		(3,207,012)
NET ASSETS — 100.0%		$39,980,642

† The federal tax cost and unrealized appreciation and depreciation at September 30, 2012 for each Fund is as follows:

Fund	Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation

2015 ETF Fund	$28,667,857	$2,737,852	$(574,193)
2025 ETF Fund	40,803,243	3,101,447	(636,831)
2035 ETF Fund	41,198,921	2,937,107	(948,374)

(a)
This security or a partial position of this security is on loan at September 30, 2012. The total market value of securities on loan at September 30, 2012 for the 2015 ETF Fund, 2025 ETF Fund and 2035 ETF Fund was $1,603,799, $6,447,949 and $3,054,240, respectively.

(b)
This security was purchased with cash collateral held from securities on loan. The total value of such securities at September 30, 2012 for 2015 ETF Fund, 2025 ETF Fund and 2035 ETF Fund was $1,655,368, $6,626,041 and $3,139,010, respectively.

(c)	Rate shown is the 7-day effective yield as of September 30, 2012.

EAFE — Europe, Australasia, Far East
ETF — Exchange Traded Fund
MSCI — Morgan Stanley Capital International
REIT — Real Estate Investment Trust
S&P — Standard & Poor's
SPDR — Standard & Poor's Depositary Receipt
TIPS — Treasury Inflationary Protection Securities

As of September 30, 2012, each of the Funds’ investments is considered Level 1.  For the period ended September 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent semi-annual and annual financial statements.

Item 2.	Controls and Procedures

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 .

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wilshire Variable Insurance Trust

/s/ Jason Schwarz
By (Signature and Title)	Jason Schwarz, President

Date: November 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Jason Schwarz
By (Signature and Title)	Jason Schwarz, President

Date: November 27, 2012

/s/ Michael Wauters
By (Signature and Title)	Michael Wauters, Treasurer

Date: November 27, 2012